                                                    Registration Nos. 33-80195
                                                                      811-9142

==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              --------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ ]
     Pre-Effective Amendment No.                                          [ ]
     Post-Effective Amendment No. 14                                      [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ ]
  Amendment No. 13                                                        [X]

                        (Check appropriate box or boxes.)

                          THE NAVELLIER PERFORMANCE FUNDS
                         ---------------------------------
               (Exact name of registrant as specified in charter)

          One East Liberty, Third Floor
          Reno, Nevada                                              89501
          ---------------------------------------               -------------
          (Address of Principal Executive Offices)                (Zip Code)

Registrant's Telephone Number, Including Area Code (800) 887-8671

                                Arjen Kuyper
                          The Navellier Performance Funds
                         One East Liberty, Third Floor
                              Reno, Nevada 89501

                     (Name and Address of Agent For Service)

                                    Copy to:

                             Samuel Kornhauser, Esq.
                        Law Offices of Samuel Kornhauser
                         155 Jackson Street, Suite 1807
                            San Francisco, CA 94111
                                 (415) 981-6281

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) _X_ on December 28, 1999 pursuant to paragraph (b)
     ___  60 days after filing pursuant to paragraph (a)(1)
     ___  on (date) pursuant to paragraph (a)(1)
     ___  75 days after filing pursuant to paragraph (a)(2)
     ___  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:
     Investment Company Shares

                              CROSS REFERENCE SHEET
                             (required by Rule 495)

Item No.                                            Location
--------                                            ----------------------------
                                     PART A

Item 1.   Front and Back Cover Pages.............  Front and Back Cover Pages

Item 2.   Risk/Return Summary: Investments,
          Risks and Performance..................  The Principal Risks; How the Portfolio
                                                   Has Performed

Item 3.   Risk/Return Summary: Fee Table.........  Fees and Expenses of the Portfolio

Item 4.   Investment Objectives, Principal
          Investment Strategies, and Related
          Risks..................................  Our Principal Strategy


Item 5.   Management's Discussion of Fund
          Performance............................  Not Applicable

Item 6.   Management, Organization, and
          Capital Structure......................  Who is Responsible for the Portfolios

Item 7.   Shareholder Information................  Account Policies; How to Buy, Sell and
                                                   Exchange Shares; Understanding Taxes;
                                                   Understanding Earnings

Item 8.   Distribution Arrangements..............  How to Buy, Sell and Exchange Shares

Item 9.   Financial Highlights Information........  Financial Highlights

                                     PART B

Item 10.  Cover Page and Table of Contents.......  Cover Page and Table of Contents

Item 11.  Fund History...........................  General Information and History
Item 12.  Description of the Fund and Its
          Investments and Risks..................  Investment Objectives and Policies

Item 13.  Management of the Fund.................  Trustees and Officers of the Fund

Item 14.  Control Persons and Principal
          Holders of Securities..................  Control Persons and Principal Holders
                                                   of Securities

Item 15.  Investment Advisory and Other
          Services...............................  The Investment Advisor, Distributor,
                                                   Custodian and Transfer Agent

Item 16.  Brokerage Allocations and Other
          Practices..............................  Brokerage Allocation and Other Practices

Item 17.  Capital Stock and Other
          Securities.............................  Capital Stock and Other Securities

Item 18.  Purchase, Redemption and
          Pricing of Shares......................  Purchase, Redemption, and Pricing of
                                                   Shares

Item 19.  Taxation of the Fund...................   Taxes

Item 20.  Underwriters...........................   Underwriters

Item 21.  Calculation of Performance Data........   Calculation of Performance
                                                    Data

Item 22.  Financial Statements...................   Financial Statements

                                    PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.


                               EXPLANATORY NOTE

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The purpose of this filing is to add a class of shares - Class I shares - to the Navellier Mid Cap Growth Portfolio of the Fund. A Prospectus and Statement of Additional Information for the Class I shares of Navellier Mid Cap Growth Portfolio are contained as part of this Registration Statement. The Prospectus and Statement of Additional Information for all other Portfolios of the Fund, including for the non-Class I shares of the Navellier Mid Cap Growth Portfolio, are incorporated by reference to Registrant's Post-Effective Amendment No. 12 as filed on April 30, 1999.

The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.
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                                     PART A


                                     [LOGO]

                                 THE NAVELLIER
                               PERFORMANCE FUNDS

                     THE NAVELLIER MID CAP GROWTH PORTFOLIO

                                 CLASS I SHARES

                                 INVESTING FOR
                            LONG-TERM CAPITAL GROWTH

                      Prospectus dated December 28, 1999

THIS PROSPECTUS CONTAINS INFORMATION PERTAINING ONLY TO THE NAVELLIER MID CAP GROWTH PORTFOLIO - CLASS I SHARES.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS OR ANY OTHER MUTUAL FUND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 (THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY)

TABLE OF CONTENTS
- -----------------------------------------------------------------


INTRODUCING OUR PORTFOLIO..................................

MID CAP GROWTH PORTFOLIO....................................

FINANCIAL HIGHLIGHTS........................................

WHO IS RESPONSIBLE FOR THE PORTFOLIO........................
    Investment advisor......................................
    Distributor.............................................

ACCOUNT POLICIES............................................

UNDERSTANDING EARNINGS......................................

UNDERSTANDING TAXES.........................................

HOW TO BUY, SELL, AND EXCHANGE SHARES.......................
    Buying shares...........................................
    Selling or exchanging shares............................
    Buying or selling through selected broker-dealers.......

NEED TO KNOW MORE? (BACK COVER).............................


    More detailed information on subjects covered in this prospectus are contained within the Statement of Additional Information (SAI). Investors seeking a more in-depth explanation of the Navellier Mid Cap Growth Portfolio should request the SAI to review it before purchasing shares of the Portfolio.

INTRODUCING OUR PORTFOLIO
------------------------------------------------------------------
WHO SHOULD INVEST IN OUR PORTFOLIO?

    The Navellier Mid Cap Growth Portfolio, like the other Navellier Performance Portfolios, uses an aggressive investment style suitable for investors willing to accept more risk and tolerate more price fluctuations while seeking higher than average returns. This Portfolio is for investors who can keep their money invested for longer periods, preferably at least five years, without needing to rely on this money for other purposes. The Navellier Mid Cap Growth Portfolio is not suitable for investors seeking current income.

ONE INVESTMENT GOAL FOR ALL OUR PORTFOLIOS
    All Navellier Performance Portfolios have the same investment goal: to achieve long-term capital growth -- in other words, to increase the value of your investment over time. The investment goal of each Portfolio can only be changed with shareholder approval.

CLASS I SHARES

     Class I shares are available for purchase exclusively by registered investment advisers and their clients. The minimum purchase per account is $250,000 for the Class I shares of Navellier Mid Cap Growth Portfolio. Class I shares are "no-load." This means there is no initial sales charge for buying or selling shares. There is also no Rule 12b-1 distribution fee and the Portfolio's adviser currently waives a percentage of its administrative fee. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for the Portfolio's initial class of shares.

KEY DEFINITIONS
    "We", "Us" and "Our" -- means the Navellier Performance Fund.
    "You" and "Your" -- mean the prospective investor.
    "Fund" -- means all eight Navellier Performance Portfolios.
    "Portfolio" -- refers to the Mid Cap Growth Portfolio.
    "Market capitalization" -- means the number of shares available for trading multiplied by the price per share.

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YEAR 2000 COMPLIANCE.
MOST COMPUTER SYSTEMS TODAY RECOGNIZE ONLY TWO DIGIT DATES (E.G. 99 INSTEAD
OF 1999). THESE SAME SYSTEMS WITHOUT THE PROPER CHANGES WILL RECOGNIZE 00 AS
THE YEAR 1900. WE HAVE A DETAILED PLAN TO CORRECT POTENTIAL PROBLEMS
ASSOCIATED WITH THIS SITUATION. WE ALSO HAVE A CONTINGENCY PLAN.  THE
OBJECTIVE OF OUR CONTINGENCY PLAN IS TO PROVIDE UNINTERRUPTED BUSINESS
SERVICES FOR NAVELLIER?S ADVISORY CLIENTS, INCLUDING THE FUND, DURING PERIODS WHERE THE POTENTIAL FOR UNPREDICTABLE BUSINESS INTERRUPTIONS IS HIGH.
ALTHOUGH WE CANNOT GUARANTEE THAT WE WILL SUCCESSFULLY COMPLETE OUR PLANS, WE ARE CONFIDENT THAT OUR SYSTEMS WILL BE ADAPTED IN TIME FOR THE YEAR 2000. ALTHOUGH WE HAVE ASSURANCES FROM OUR VENDORS THAT THEY WILL ALSO ADAPT THEIR SYSTEMS IN TIME, WE CAN PROVIDE NO GUARANTEES. WE ALSO HAVE NO CONTROL OVER
THE SYSTEMS OF THE COMPANIES IN WHICH WE INVEST, PARTICULARLY FOREIGN
COMPANIES AND FOREIGN MARKETS WHICH MAY NOT BE AS PREPARED AS U.S. COMPANIES
AND MARKETS. YEAR 2000 PROBLEMS AT ANY COMPANY OR MARKET IN WHICH WE
INVEST MAY HAVE AN ADVERSE IMPACT ON THE VALUE OF THE PORTFOLIO.
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                  CUSTOMER ASSISTANCE PHONE NUMBER: 1-800-887-8671

                 SHAREHOLDER AND ACCOUNT INQUIRIES: 1-800-622-1386


THE NAVELLIER MID CAP GROWTH PORTFOLIO
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   THIS PORTFOLIO SEEKS LONG-TERM CAPITAL GROWTH BY INVESTING MAINLY IN STOCKS OF MID-CAPITALIZATION COMPANIES WHICH ALSO HAVE THE POTENTIAL TO RISE IN PRICE.

OUR PRINCIPAL STRATEGY

    This Portfolio is designed to achieve the highest possible returns while minimizing risk. Our selection process focuses on fast growing companies that offer innovative products, services, or technologies to a rapidly expanding marketplace. We use an objective, "bottom-up," quantitative screening process designed to identify and select inefficiently priced growth stocks with superior returns compared to their risk characteristics.


    We mainly buy stocks of companies which we believe are poised to rise in price. Our investment process focuses on "growth" variables including, but not limited to, earnings growth, reinvestment rate, and operating margin expansion.

    We attempt to uncover stocks with strong return potential and acceptable risk characteristics. To do this, we use our proprietary computer model to calculate and analyze a "reward/risk ratio." The reward/risk ratio is designed to identify stocks with above market average returns and risk levels which are reasonable for higher return rates.

    Our research team then applies two or more sets of criteria to identify the most attractive stocks. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria.

    Stocks with the best combination of growth ratios are blended into a diversified portfolio.

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EVERY QUARTER, WE EVALUATE OUR TESTS AND REWEIGHT THEIR INFLUENCE ON THE COMPUTER MODELS AS NECESSARY. THIS ALLOWS US TO CONTINUOUSLY MONITOR WHICH FACTORS APPEAR TO BE CURRENTLY IN FAVOR IN THE FINANCIAL MARKETS.

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WHAT WE INVEST IN
    Under normal conditions, the Portfolio invests at least 65% of its total assets in companies with market capitalization between $1.5 and $5 billion. The remaining 35% may be invested in other types of securities, such as:

    - bonds, cash, or cash equivalents, and,


    - up to 25% of its total assets in foreign securities traded on the United States market,


    - the Portfolio may invest more than 35% of its assets in other (non Mid
      Cap) securities for temporary defensive purposes, if we believe it will help protect the Portfolio from potential losses, or to meet shareholder redemptions.

THE PRINCIPAL RISKS
    As with any mutual fund, there are risks of investing. We cannot guarantee we will meet our investment goals. Furthermore, it is possible that you may lose some or all of your money.

     MARKET RISK. Investment in common stocks is subject to the risks of changing economic, stock market, industry, and company conditions which could cause the Portfolio's stocks to decrease in value. The companies in this Portfolio are generally in a rapid growth phase and their stocks tend to fluctuate in value more often than most securities. Because we invest aggressively, the Portfolio could experience more price volatility than less aggressive funds.

     LIQUIDITY RISK. Smaller capitalization stocks trade fewer shares than larger capitalization stocks. This may make shares more difficult to sell if there are not enough buyers. Although we do not anticipate liquidity problems, the potential risk exists. You should not invest in this Portfolio unless you are willing to accept this risk.

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PORTFOLIO TURNOVER.

THE MORE OFTEN STOCKS ARE TRADED, THE MORE A PORTFOLIO WILL BE CHARGED BROKERAGE COMMISSIONS, DEALER MARK-UPS, AND OTHER TRANSACTION COSTS THAT LOWER PERFORMANCE. IN ADDITION, SALES OF STOCKS MAY GENERATE CAPITAL GAINS TAXES. WE DO NOT EXPECT THIS PORTFOLIO TO HAVE A TURNOVER RATE OF MORE THAN 300% EACH YEAR, AND IT MAY BE LOWER. WE WILL GO HIGHER IF IT WILL IMPROVE A PORTFOLIO'S PERFORMANCE.

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FEES AND EXPENSES OF THE PORTFOLIO
    This section will help you understand the fees and operating expenses of this Portfolio and how they may affect you. You pay the fees shown below directly to us when you buy or sell shares. Operating expenses are paid each year by the Portfolio.

     FEES. This table describes the fees you may pay if you buy and hold the Class I shares of this Portfolio. You pay no initial sales charges, contingent deferred sales charges or 12b-1 distribution fees to buy or sell Class I shares of the Mid Cap Growth Portfolio.

     OPERATING EXPENSES PAID EACH YEAR BY THE PORTFOLIO. This table describes the operating expenses you may pay if you buy and hold Class I shares of this Portfolio. Expenses are deducted from the Portfolio's income before dividends are paid. Some expenses are shared by all the Portfolios and are allocated on a pro rata basis.


                    (as a % of average daily net assets)
Management Fees.................................................  0.84%
Distribution (and/or service)(12b-1) Fees.......................  0.00%
Other Expenses..................................................  1.47%
    Administration Fees.................................  0.25%
    Other Operating Expenses............................  1.22%
Total Annual Portfolio Operating Expenses (before waiver).......  2.31%
Expense Reimbursement...........................................  1.32%
Net Total Annual Portfolio Operating Expenses...................  0.99%(1)


(1) Reflects Navellier's contractual waiver of reimbursement of a portion of the Portfolio's administration and other operating expenses so that the net total annual operating expenses paid by the Portfolio do not exceed 0.99%.

     FEE EXAMPLE. This example is intended to help you compare the cost of investing in the Class I shares of the Portfolio with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Class I shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This example uses net annual operating expenses for the first year and total operating expenses (i.e., without the administration fee waiver) for 3 years, 5 years and 10 years. Assuming the Advisor continues to reimburse the Portfolio, your actual expenses could be lower. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year..................................  $101
3 years.................................  $634
5 years.................................  $1,088
10 years................................  $2,348

HOW THE PORTFOLIO HAS PERFORMED
    The charts below give some indication of the risks of investing in the Mid Cap Growth Portfolio.

                                 MID CAP GROWTH

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997          26.18%
1998          12.31%

* FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996

     YEAR BY YEAR TOTAL RETURN. This chart shows how the Portfolio's performance has changed from year to year. Fees are not included in this chart. If they were, the Portfolio's returns would be less than those shown.


    1997   26.18%
    1998   12.31%

     HIGHEST AND LOWEST QUARTERLY RETURNS. This chart shows the range of returns experienced by the Portfolio since it began operations on November 26, 1996.

    3rd quarter 1997 - up 17.57%              3rd quarter 1998 - down 13.32%

     AVERAGE ANNUAL RETURNS. This chart compares the Portfolio's average annual returns to the Russell 2000 Growth Index for the same time period. This information may help provide an indication of the Portfolio's risks and potential rewards. All figures assume reinvestment of dividends and distributions. The Portfolio's past performance is not a guarantee of how it will perform in the future. The sale of Class I shares will begin as of the date of this Prospectus. There is, therefore, no performance history for the Class I shares. The average annual return information shown below is for the initial non-institutional class of shares of the Mid Cap Growth Portfolio and therefore reflects the deduction of the 12b-1 distribution fee as well as the different fee waiver arrangements that are in place for the Class I shares.

                                          ONE YEAR    SINCE INCEPTION (1)
- ---------------------------------------------------------------------------
Mid Cap Growth Portfolio................    12.31%            19.66%
Russell 2000 Growth Index...............     1.23%            14.80%

(1) The effective date of the Mid Cap Growth Portfolio was November 26, 1996. Performance was measured against the Russell 2000 Growth Index as of November 26, 1996.


FINANCIAL HIGHLIGHTS

No financial information is presented for the Class I shares of the Portfolio since no Class I shares have been issued as of the date of this Prospectus.


The following are the financial highlights for the Mid Cap Growth Portfolio non-institutional shares for the fiscal year ended December 31, 1998.


                                                           MID CAP GROWTH
                                                             PORTFOLIO
                                          ------------------------------------------------
                                                FOR THE YEARS ENDED             FOR THE
                                                                                PERIOD
                                                    DECEMBER 31,                 ENDED
                                          --------------------------------   DECEMBER 31,
                                                1998             1997            1996*
                                              --------       -------------   -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $12.43           $10.27          $10.00
                                                ------           ------      -------------
  Income from Investment Operations:
    Net Investment Income (Loss)........         (0.06)           (0.06)           0.01
    Net Realized and Unrealized Gain on
      Investments.......................          1.59             2.75            0.27
                                                ------           ------      -------------
      Total from Investment
        Operations......................          1.53             2.69            0.28
                                                ------           ------      -------------
  Distributions to Shareholders:
    From Net Investment Income..........            --               --           (0.01)
    From Net Realized Gain..............         (0.31)           (0.53)             --
                                                ------           ------      -------------
      Total Distributions to
        Shareholders....................         (0.31)           (0.53)          (0.01)
                                                ------           ------      -------------
  Net Increase in Net Asset Value.......          1.22             2.16            0.27
                                                ------           ------      -------------
  Net Asset Value -- End of Period......        $13.65           $12.43          $10.27
                                                ------           ------      -------------
                                                ------           ------      -------------

TOTAL INVESTMENT RETURN.................         12.31%           26.18%           2.75%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.66%            2.00%           2.00%(B)
  Expenses Before Reimbursement (Note
    2)..................................          2.56%            3.27%         113.02%(B)
  Net Investment Income (Loss) After
    Reimbursement (Note 2)..............         (0.38)%          (0.69)%          0.87%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............         (1.27)%          (1.96)%       (110.15)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............           211%             163%             --
  Net Assets at End of Period (in
    thousands)..........................        $8,124           $8,373          $1,642
  Number of Shares Outstanding at End of
    Period (in thousands)...............           595              673             160


-------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996


The Investment Advisor advanced the Fund's organizational expenses which were $126,000. The Fund has agreed to reimburse the Investment Advisor for the organizational expenses one fifth per year over five (5) years and other expenses it advances, without interest at or before the end of the Portfolio's fiscal year in which the advances were made or the Investment Advisor can elect at or before the end of said fiscal year to waive reimbursement of some or all of such advances. No Portfolio shall be responsible for the reimbursement of more than its proportionate share of expenses.

WHO IS RESPONSIBLE FOR THE PORTFOLIO
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INVESTMENT ADVISOR
    Navellier Management, Inc. is the Investment Advisor to the Mid Cap Growth Portfolio. Navellier is located at One East Liberty, Third Floor, Reno, Nevada, 89501.

    LOUIS G. NAVELLIER has been the CEO and President of Navellier Management, Inc. since 1994. He has an aggressive investment style suitable only for investors willing to accept a little more risk and who can hold stocks long-term. Mr. Navellier developed a computer model based on an existing proven model, which identifies attractive stocks to meet the goals of the Portfolio. He has been advising Portfolio Managers based on his investment technique since 1987. Mr. Navellier has the final decision making authority on stock purchases and sales and is ultimately responsible for all decisions regarding the Portfolio.

    ALAN ALPERS has been the Senior Portfolio Manager and Analyst for Navellier Management, Inc. since 1994. Mr. Alpers is the portfolio manager of and is responsible for the daily activities of the Portfolio. He believes that with Navellier's quantitative and fundamental analysis he can select stocks that will outperform the overall stock market without exposing investors to excessive risk.

DISTRIBUTOR
    Navellier Securities Corp. is the Distributor for the Fund and is responsible for the sale and distribution of shares to individual shareholders, broker-dealers and investment advisers. Mr. Navellier is 100% owner of the Distributor.

ACCOUNT POLICIES
---------------------------------------------------------------------------
   Here are some important details to know before investing in the Portfolio:

     HOW WE PRICE SHARES.

     Shares are priced at net asset value (NAV). The net asset value is calculated by adding the values of all securities and other assets of the Portfolio, subtracting liabilities, and dividing by the number of outstanding shares.

     WHEN SHARES ARE PRICED.

     NAV calculations are made once each day, after the close of trading (4:00 p.m. Eastern Time). Shares are not priced on any national holidays or other days when the New York Stock Exchange (NYSE) is closed.

     IMPORTANT INFORMATION ABOUT FOREIGN STOCK TRADES.

     Foreign stock trades may occur on days when the NYSE is closed. As a result, share values may change when you are unable to buy or sell shares.

     NOTIFICATION OF CHANGES.

     You will be notified of any significant changes to the Portfolio in writing at least 90 days before the changes take effect.

     WHEN STATEMENTS ARE SENT.

     We will send you an account statement at least quarterly.

UNDERSTANDING EARNINGS
------------------------------------------------------------------
   The Portfolio may pay you dividends or distributions. Here are some specifics about these earnings:

     THREE KINDS OF DIVIDENDS.

     Dividends paid to you could be:

    - a return of capital (a repayment of the money you invested);

    - dividends or interest earned by shares of the stocks in the Portfolio;

    - capital gains earned by selling shares of stocks at a profit.

     WHEN DIVIDENDS AND DISTRIBUTIONS ARE PAID.

     The Portfolio will distribute all of its net investment income and net realized capital gains (if any) once a year, usually in December.

     YOUR CHOICE: SHARES OR CASH.

     You may choose to receive dividends or distributions in one of two ways:

    - We will automatically reinvest your dividends and distributions in additional shares of the Portfolio, priced at the net asset value, unless you ask to be paid in cash. We have the right to alter this policy as long as we notify you at least 90 days before the record date for a dividend or distribution; or

    - To be paid in cash, you must notify us in writing. Cash payments will be made by check, mailed to the same address as statements and confirmations, unless you instruct us otherwise in writing.

     WHO RECEIVES A DIVIDEND.

     You are entitled to a dividend or distribution if you buy shares before the close of business (4 p.m. Eastern Time) on the record date (the day the dividend or distribution is declared). The Portfolio has the right to use this money until the date of payment to you.

UNDERSTANDING TAXES
- -----------------------------------------------------------------
   Distributions received in cash or additional shares of the Portfolio may be subject to federal income tax. The following are general rules concerning the tax consequences of investing in the Navellier Performance Portfolios. Be sure to consult your tax advisor about the specific tax implications of your investments.

     TAX CONSEQUENCES OF DIVIDENDS.

     Your dividends are taxable in the following ways:

    - A return of capital is not taxable to you.

    - Dividends and interest earned by the Portfolio are taxable to you as ordinary income.

    - Capital gains distributions are taxable as long-term capital gains, regardless of how long you have held the shares. When you sell or exchange shares you will realize a capital gain or loss, depending on the difference between what your shares cost you and what you receive for them. A capital gain or loss will be long-term or short-term, depending on the length of time you held the shares.

     WHEN DIVIDENDS ARE TAXABLE.

     Dividends are taxable in the year they are declared. You could, therefore, receive a dividend payment in January that is taxable in the previous year because it was declared in the previous year.

     TAX EXCEPTIONS.

     Dividends will not be taxable in the year they are paid if the Portfolio is being held in a tax-advantaged account, such as an IRA.

     GAINS AND LOSSES.

     If you sell or exchange shares, you will usually receive either a gain or a loss (based on the difference between what you paid for the shares and the price at which you sold or exchanged them). These gains and losses may be subject to federal income tax, are usually treated as capital gains, and will be either long-term or short-term depending on how long you held the shares.

     REPORTING.

     You must report all dividends and redemptions. You may be subject to a 31% backup withholding, as required by law. (See the bottom of the back side of our application.) This amount will be credited against your federal income tax liabilities.

     STATE AND LOCAL TAXES.

     Dividends may be subject to state and local taxes.

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BE CAREFUL: TIMING CAN MAKE A DIFFERENCE.
CAPITAL GAINS AND DIVIDENDS REDUCE THE NET ASSET VALUE (NAV) OF EACH PORTFOLIO SHARE. BEFORE BUYING SHARES, BE AWARE WHEN DIVIDENDS, INCLUDING CAPITAL GAINS DISTRIBUTIONS, ARE EXPECTED TO BE PAID. IF THEY ARE PAID SHORTLY AFTER YOU PURCHASE SHARES, THE VALUE OF YOUR SHARES WILL BE REDUCED AND THE DIVIDEND OR DISTRIBUTION WILL BE TAXABLE TO YOU, EVEN THOUGH THE ACCOUNT WILL HAVE THE SAME VALUE BEFORE AND AFTER THE DISTRIBUTION.

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HOW TO BUY, SELL, AND EXCHANGE SHARES
--------------------------------------------------------------------------------
   Here are some general rules to consider:

     THREE WAYS TO PLACE ORDERS.

     You may place an order with:

    - the Distributor, Navellier Securities Corp.;

    - the Transfer Agent, Rushmore Trust & Savings, FSB; or

    - one of our selected broker-dealers.

      PURCHASE MINIMUMS

     You may buy Class I shares of the Portfolio for:

     - an initial amount of at least $250,000; and,

     - additional investments of at least $100.

     PRICING.

     You receive the next NAV calculated after your properly completed order is received.

     DIVIDENDS.

     You will be credited with dividends for shares on the day you purchase them, but you will not be credited with dividends for shares on the day you sell them.

     WHEN YOU RECEIVE YOUR MONEY.

     You may instruct us to deposit the proceeds of a sale into your Rushmore money market account, or to mail the proceeds. Normally, we will mail your check within seven days of the redemption. If you sell all your shares, you will receive an amount equal to the total value of the shares plus all declared but unpaid dividends. If you buy shares by check and sell them within the next 15 days, we may delay paying you until after the 15th day from the purchase date or until the check clears, whichever occurs first. You can avoid this delay if you wire money to buy shares.

     RESTRICTIONS ON PHONE ORDERS.

     You may only sell by phone if you have requested telephone redemption privileges on your original application. Shares held in an IRA may not be redeemed by phone. Furthermore, you must wait to sell shares by phone for at least 30 days after notifying Rushmore Trust & Savings of a change of address.

     CHANGING THE TERMS.

     We can change any of the methods of buying or selling after giving you 30 days' written notice.

 BUYING SHARES

    BY MAIL

    FILL OUT AN APPLICATION. Complete an application naming the Portfolio or Portfolios in which you are investing and how much money is to be invested in each.

    WRITE A CHECK. Make the check payable to "The Navellier Performance Funds."

    SEND THE CHECK AND APPLICATION. Mail the check and application to:

       The Navellier Performance Funds
       c/o Rushmore Trust & Savings, FSB
       4922 Fairmont Avenue
       Bethesda, MD 20814

    Once your check and properly completed application are received, your shares will be bought at the next determined NAV. For example, if we receive your check after 4 p.m. Eastern time, the purchase will be made based on the shares' NAV of the next trading day. If additional information is required, your application will be considered incomplete until we have received it.

    PLEASE NOTE: No foreign checks are accepted.

    BY WIRE

    CALL YOUR BANK. Tell your bank to send wiring instructions including:

    - the Portfolio or Portfolios in which you are investing, and how much is to be invested in each;

    - your Navellier account number;

    - the order number (if available);

    - your name.

    GIVE THE BANK WIRING INSTRUCTIONS. Send the wire transfer to:
       Rushmore Federal Savings Bank
       Bethesda, MD
       Routing number 0550 71084
       For account of The Navellier Performance Funds
       Account number 029 385770

    FOLLOW UP WITH A PHONE CALL. You must follow up the wire with a phone call to us at 1-800-622-1386 or 1-301-657-1510 and tell us the amount you wired and the bank sending the wire.

    PLEASE NOTE: You are responsible for any wiring charges from your bank. If we purchase shares based on your wiring instructions and have to cancel the purchase because your wire is not received, you may be liable for any loss the Portfolio may incur.

    BY AUTOMATIC PLAN

    MAKE MONTHLY PURCHASES. You may make automatic monthly purchases of Portfolio shares directly from your bank account. Simply complete the automatic monthly withdrawal application authorizing your bank to transfer money from your checking account to Rushmore Savings & Trust. This is a free service, and you may discontinue it at any time.

SELLING SHARES

    BY MAIL

    SEND THE FOLLOWING INFORMATION. Send a written request including the:

    - name of the Portfolio;

    - account name and number;

    - exact names of each registered account owner;

    - number or dollar amount of shares to be sold (or that all shares are to be sold).

    The mailing address is:

       The Navellier Performance Funds
       c/o Rushmore Trust & Savings, FSB
       4922 Fairmont Avenue
       Bethesda, MD 20814

    BY PHONE

    MAKE A PHONE CALL. Call Rushmore Trust & Savings at 1-800-622-1386 by 4 p.m. Eastern Time to have your shares sold that day.

    HAVE YOUR INFORMATION READY. Provide the proper personal identification information requested of you. We reserve the right to refuse the order if we cannot reasonably confirm the authenticity of the instructions.

    BY AUTOMATIC PLAN

    MAKE REGULAR WITHDRAWALS. If you have a total of $250,000 or more invested in Navellier Portfolios, you may instruct us to make monthly, quarterly, or annual payments of any amount above $1,000 to anyone you name. Shares will be sold on the last business day of each month. Contact us to arrange this service.

--------------------------------------------------------------------------------
LIMITED FEDERAL GUARANTEES.

THE PORTFOLIO WILL NORMALLY HOLD LESS THAN 35% OF ITS TOTAL ASSETS IN CASH OR CASH EQUIVALENTS (SUCH AS MONEY MARKET SECURITIES). THE ASSETS WILL MOST
LIKELY BE DEPOSITED IN INTEREST BEARING ACCOUNTS, MONEY MARKET ACCOUNTS, OR MONEY MARKET MUTUAL FUNDS WITH RUSHMORE TRUST & SAVINGS, FSB. AN INVESTMENT
IN THE PORTFOLIO IS NOT A BANK DEPOSIT. PLEASE BE AWARE THAT MONEY MARKET INVESTMENTS HAVE NO FDIC PROTECTION AND THE RUSHMORE INTEREST BEARING ACCOUNT
IS PROTECTED ONLY UP TO $100,000.
--------------------------------------------------------------------------------


NEED TO KNOW MORE?
------------------------------------------------------------------
THE NAVELLIER PERFORMANCE PORTFOLIOS
    Additional information is available free of charge in the Annual/Semi-Annual Report and the Statement of Additional Information (SAI). In our Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past fiscal year. The SAI is incorporated by reference (legally considered part of this document). Documents will be sent within 3 business days of receipt of request.

    The Navellier Performance Portfolios
    c/o Navellier Securities Corp.
    One East Liberty, Third Floor
    Reno, Nevada 89501
    1-800-887-8671
    Internet address: http://www.navellier.com

    The Fund and its investment advisor and principal underwriter have adopted codes of ethics which prohibit Fund personnel from investing in securities that may be purchased or held by the Fund.


    Information about the Fund (including the SAI and codes of ethics) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090.
    Reports and other information about the Fund including information about the codes of ethics are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington,
    D.C. 20549-0102.

    SEC File Number - 811-9142

                                        PART B

                           THE NAVELLIER PERFORMANCE FUNDS

                       THE NAVELLIER MID CAP GROWTH PORTFOLIO

                                    CLASS I SHARES

                         STATEMENT OF ADDITIONAL INFORMATION

                                DATED DECEMBER 28, 1999

            THIS STATEMENT OF ADDITIONAL INFORMATION PERTAINS ONLY TO
             THE NAVELLIER MID CAP GROWTH PORTFOLIO - CLASS I SHARES

    This Statement of Additional Information, which is not a prospectus, should be read in conjunction with the Prospectus of The Navellier Mid Cap Growth Portfolio (Class I shares) of The Navellier Performance Funds (the "Fund"), dated December 28, 1999, a copy of which Prospectus may be obtained, without charge, by contacting the Fund, at its mailing address c/o Navellier Securities, Corp., One East Liberty, Third Floor, Reno, Nevada 89501; Tel: 1-800-887-8671.


                                  TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY. . . . . . . . . . . . . . . . . . . ..

INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . . ..

TRUSTEES AND OFFICERS OF THE FUND. . . . . . . . . . . . . . . . . . ..

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . ..

THE INVESTMENT ADVISOR, DISTRIBUTOR,
  CUSTODIAN AND TRANSFER AGENT . . . . . . . . . . . . . . . . . . . . .

BROKERAGE ALLOCATION AND OTHER PRACTICES . . . . . . . . . . . . . . . .

CAPITAL STOCK AND OTHER SECURITIES . . . . . . . . . . . . . . . . . . .

PURCHASE, REDEMPTION, AND PRICING OF SHARES. . . . . . . . . . . . . . .

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

UNDERWRITERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

CALCULATION OF PERFORMANCE DATA. . . . . . . . . . . . . . . . . . . . .

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . .

APPENDIX . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

                           GENERAL INFORMATION AND HISTORY

    The Fund is a business trust company organized under the laws of the State of Delaware on October 17, 1995.


                      INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVE OF THE NAVELLIER MID CAP GROWTH PORTFOLIO

    The Investment Objective of the Mid Cap Growth Portfolio ("Portfolio") is to achieve long-term growth of capital primarily through investment in mid cap companies with appreciation potential. The Mid Cap Growth Portfolio invests in equity securities traded in all United States markets including dollar denominated foreign securities traded in United States markets. It is a diversified portfolio, meaning it limits its investment in the securities of any single company (issuer) to a maximum of 5% of the Portfolio assets and further limits its investments to less than 25% of the Portfolio's assets in any one industry group. The Mid Cap Growth Portfolio seeks long term capital appreciation through investments in securities of mid cap companies (companies with market capitalization of between $1 Billion and $5 Billion) which the Investment Advisor feels are undervalued in the marketplace. Navellier Management, Inc. is the Investment Advisor for the Mid Cap Growth Portfolio. Navellier Securities Corp. is the principal distributor for the Mid Cap Growth Portfolio's shares. This Portfolio should not be considered suitable for investors seeking current income.

OTHER INVESTMENTS

    While under normal circumstances the Portfolio will invest at least 65% of its total assets in equity securities, the Portfolio may, for temporary defensive purposes or to maintain cash or cash equivalents to meet anticipated redemptions, also invest in debt securities and money market funds if, in the opinion of the Investment Advisor, such investment will further the cash needs or temporary defensive needs of the Portfolio. In addition, when the Investment Advisor feels that market or other conditions warrant it, for temporary defensive purposes, the Portfolio may retain cash or invest all or any portion of its assets in cash equivalents, including money market mutual funds. Under normal conditions, the Portfolio's holdings in such non-equity securities should not exceed 35% of the total assets of the Portfolio. If the Portfolio's assets, or a portion thereof, are retained in cash or money market funds or money market mutual funds, such cash will, in all probability, be deposited in interest-bearing or money market accounts or Rushmore's money market mutual funds. Rushmore Trust & Savings, FSB is also the Fund's
Transfer Agent and Custodian. Cash deposits by the Fund in interest bearing instruments issued by Rushmore Trust & Savings ("Transfer Agent") will only be deposited with the Transfer Agent if its interest rates, terms, and security are equal to or better than could be received by depositing such cash with another savings institution. Money market investments have no FDIC protection and deposits in Rushmore Trust & Savings accounts have only
$100,000 protection.

    It is anticipated that all of the Portfolio's investments in corporate debt securities (other than commercial paper) and preferred stocks will be represented by debt securities and preferred stocks which have, at the time of purchase, a rating within the four highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa, A, Baa) or by Standard & Poor's Corporation (AAA, AA, A, BBB; securities which are rated BBB/Baa have speculative characteristics). Although investment-quality securities are subject to market fluctuations, the risk of loss of income and principal is generally expected to be less than with lower quality securities. In the event the rating of a debt security or preferred stock in which the Portfolio has invested drops below investment grade, the Portfolio will promptly dispose of such investment. When interest rates go up, the market value of debt securities generally goes down and long-term debt securities tend to be more volatile than short term debt securities.

    In determining the types of companies which will be suitable for investment by the Portfolio, the Investment Advisor will screen over 9,000 stocks and will take into account various factors and base its stock selection on its own model portfolio theory concepts. The Portfolio invests primarily in what the Investment Advisor believes are undervalued common stocks believed to have long-term appreciation potential. Stocks are selected on the basis of an evaluation of factors such as earnings growth, expanding profit margins, market dominance and/or factors that create the potential for market dominance, sales growth, and other factors that indicate a company's potential for growth or increased value. The Portfolio invests at least 65% of its total assets in equity securities of companies defined as Mid Cap (companies with capitalization of between $1 Billion and $5 Billion). The Portfolio will invest up to 100% of its capital in equity securities selected for their growth potential. The Investment Advisor will typically (but not always) purchase common stocks of issuers which have records of profitability and strong earnings momentum. When selecting such stocks for investment by the Portfolio, the issuers may be lesser known companies moving from a lower to a higher market share position within their industry groups rather than the largest and best known companies in such groups.

LACK OF OPERATING HISTORY AND EXPERIENCE

    The Mid Cap Growth Portfolio went effective November 26, 1996. The Investment Advisor was organized on May 28, 1993. Although the Investment

Advisor sub-contracts a substantial portion of its responsibilities for administrative services of the Fund's operations to various agents, including the Transfer Agent and the Custodian, the Investment Advisor still has overall responsibility for the administration of each of the Portfolios and oversees the administrative services performed by others as well as servicing customer's needs and, along with each Portfolio's Trustees, is responsible for the selection of such agents and their oversight. The Investment Advisor also has overall responsibility for the selection of securities for investment for each of the Portfolios.

    Louis Navellier, the owner of the Investment Advisor, is also the owner of another investment advisory firm, Navellier & Associates Inc., which presently manages over $2 billion in investor funds. Louis Navellier, the owner of the Investment Advisor, is also the owner of another investment advisory firm, Navellier Fund Management, Inc., and owns other investment advisory entities which manage assets and/or act as sub-advisors, all of which firms employ the same basic modern portfolio theories and select many of the same over-the-counter stocks and other securities which the Investment Advisor intends to employ and invest in while managing the Portfolios of the Fund. Because many of the over-the-counter and other securities which the Investment Advisor intends to, or may, invest in have a smaller number of shares available to trade than more conventional companies, lack of shares available at any given time may result in one or more of the Portfolios of the Fund not being able to purchase or sell all shares which the Investment Advisor desires to trade at a given time or period of time, thereby creating a potential liquidity problem which could adversely affect the performance of the Fund Portfolios. Since the Investment Advisor will be trading on behalf of the various Portfolios of the Fund in some or all of the same securities at the same time that Navellier & Associates Inc., Navellier Fund Management, Inc. and other Navellier controlled investment entities are trading, the potential liquidity problem could be exacerbated. In the event the number of shares available for purchase or sale in a security or securities is limited and therefore the trade order cannot be fully executed at the time it is placed, i.e., where the full trade orders of Navellier & Associates Inc., Navellier Fund Management, Inc., and other Navellier controlled investment entities and the Fund cannot be completed at the time the order is made, Navellier & Associates, Inc., and the other Navellier controlled investment entities and the Investment Advisor will allocate their purchase or sale orders in proportion to the dollar value of the order made by the other Navellier entities, and the dollar value of the order made by the Fund. For example, if Navellier & Associates Inc., and Navellier Fund Management, Inc., each place a $25,000 purchase order and Investment Advisor on behalf of the Fund places a $50,000 purchase order for the same stock and only $50,000 worth of stock is available for purchase, the order would be allocated $12,500 each of the stock to Navellier & Associates Inc., and Navellier Fund Management, Inc., and $25,000 of the stock to the Fund. As the assets of each Portfolio of the Fund increase the potential for shortages of buyers or sellers increases, which could adversely affect the performance of the various Portfolios. While the Investment Advisor generally does not anticipate liquidity problems (i.e., the possibility that the Portfolio cannot sell shares of a company and therefore the value of those shares drops) unless the Fund has assets in excess of two billion dollars (although liquidity problems could still occur when the Fund has assets of substantially less than two billion dollars), each investor is being made aware of this potential risk in liquidity and should not invest in the Fund if he, she, or it is not willing to accept this potentially adverse risk, and by investing, acknowledges that he, she or it is aware of the risks.

    An investment in shares of the Portfolio involves certain speculative considerations. There can be no assurance that the Portfolio's objective will be achieved or that the value of the investment will increase. The Portfolio intends to comply with the diversification and other requirements applicable to regulated investment companies under the Internal Revenue Code.

    INVESTMENT POLICIES. The investment objectives and policies of the Portfolio are described in the Prospectus. The following general policies supplement the information contained in the Prospectus. Also following are other types of investments in which the Portfolio may invest.

    CERTIFICATES OF DEPOSIT. Certificates of deposit are generally short-term, interest-bearing, negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

    TIME DEPOSITS. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

    BANKER'S ACCEPTANCES. A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

    COMMERCIAL PAPER. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

    CORPORATE DEBT SECURITIES. Corporate debt securities with a remaining maturity of less than one year tend to become liquid and can sometimes be traded as money market securities.

    UNITED STATES GOVERNMENT OBLIGATIONS. Securities issued or guaranteed as to principal and interest by the United States government include a variety of Treasury securities, which differ only in their interest rates, maturities, and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to seven years, and Treasury bonds generally have a maturity of greater than five years.

    Agencies of the United States government which issue or guarantee obligations include, among others, export-import banks of the United States, Farmers' Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, the Defense Security Assistance Agency of the Department of Defense, and the Tennessee Valley Authority. Obligations of instrumentalities of the United States government include securities issued or guaranteed by, among others, the Federal National Mortgage Associates, Federal Intermediate Credit Banks, Banks for Cooperatives, and the United States Postal Service. Some of the securities are supported by the full faith and credit of the United States government; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

    STOCK INDEX FUTURES. A stock index futures contract (an "Index Future") is a contract to buy an integral number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.

INVESTING IN SECURITIES OF FOREIGN ISSUERS

    Investments in foreign securities (those which are traded principally in markets outside of the United States), particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issuers. These considerations include, among others, changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under laws applicable to foreign securities markets, the impact of political, social, or diplomatic developments, difficulties in invoking legal process abroad, and the difficulty of assessing economic trends in foreign countries. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The laws of some foreign countries may limit the Portfolio's ability to invest in securities of certain issuers located in those countries. The securities of some foreign issuers and securities traded principally in foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. issuers and securities traded principally in U.S. securities markets. Foreign brokerage commissions and other fees are also generally higher than those charged in the United States. There are also special tax considerations which apply to securities of foreign issuers and securities traded principally in foreign securities markets.

    The risks of investing in foreign securities may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. Prices of securities of companies in emerging markets can be significantly more volatile than prices of securities of companies in the more developed nations of the world, reflecting the greater uncertainties of investing in less developed markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Consequently, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements. Also, such local markets typically offer less regulatory protections for investors.

    While to some extent the risks to the Portfolio of investing in foreign securities may be limited, since the Portfolio may not invest more than 25% of its net asset value in such securities and the Portfolio may only invest in foreign securities which are traded in the United States securities markets, the risks nonetheless exist.

    The Investment Advisor will use the same basic selection criteria for investing in foreign securities as it uses in selecting domestic securities as described in the Prospectus.

    INVESTMENT RESTRICTIONS. The Fund's fundamental policies as they affect a Portfolio cannot be changed without the approval of a vote of a majority of the outstanding securities of such Portfolio. A proposed change in fundamental policy or investment objective will be deemed to have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for the matter. Such a majority is defined as the lesser of (a) 67% or more of the voting shares of the Fund present at a meeting of shareholders of the Portfolio, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy or
(b) more than 50% of the outstanding shares of the Portfolio. For purposes of the following restrictions (except the percentage restrictions on borrowing and illiquid securities -- which percentage must be complied with) and those contained in the Prospectus: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total assets does not require elimination of any security from the Portfolio.

    The following investment restrictions are fundamental policies of the Fund with respect to the Mid Cap Growth Portfolio and may not be changed except as described above. The Portfolio may not:

    1. Purchase any securities on margin; PROVIDED, HOWEVER, that the Portfolio may obtain short-term credit as may be necessary for the clearance of purchases and sales of securities.

    2. Make cash loans, except that the Fund may purchase bonds, notes, debentures, or similar obligations which are customarily purchased by institutional investors whether publicly distributed or not.

    3. Make securities loans, except that the Fund may make loans of the portfolio securities of the Portfolio, provided that the market value of the securities subject to any such loans does not exceed 33-1/3% of the value of the total assets (taken at market value) of the Portfolio.

    4. Make investments in real estate or commodities or commodity contracts, including futures contracts, although the Fund may purchase securities of issuers which deal in real estate or commodities although this is not a primary objective of the Portfolio.

    5. Invest in oil, gas, or other mineral exploration or development programs, although the Fund may purchase securities of issuers which engage in whole or in part in such activities.

    6. Purchase securities of companies for the purpose of exercising management or control.

    7. Participate in a joint or joint and several trading account in securities.

    8.   Issue senior securities or borrow money, except that the Fund may
(i) borrow money only from banks for the Portfolio for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests, that might otherwise require the untimely disposition of securities, provided that any such borrowing does not exceed 10% of the value of the total assets (taken at market value) of the Portfolio, and (ii) borrow money only from banks for the Portfolio for investment purposes, provided that (a) after each such borrowing, when added to any borrowing described in clause (i) of this paragraph, there is an asset coverage of at least 300% as defined in the Investment Company Act of 1940, and (b) is subject to an agreement by the lender that any recourse is limited to the assets of the Portfolio. As an operating policy, the Portfolio may not invest in portfolio securities while the amount of borrowing of the Portfolio exceeds 5% of the total assets of the Portfolio.

    9. Pledge, mortgage, or hypothecate the assets of the Portfolio to an extent greater than 10% of the total assets of the Portfolio to secure borrowings made pursuant to the provisions of Item 8 above.

    10. Purchase for the Portfolio "restricted securities" (as defined in Rule 144(a)(3) of the Securities Act of 1933), if, as a result of such purchase, more than 10% of the net assets (taken at market value) of the Portfolio would then be invested in such securities nor will the Fund invest in illiquid or unseasoned securities if as a result of such purchase more than 5% of the net assets of the Portfolio would be invested in either illiquid or unseasoned securities.

    11. Invest more than 5% of the assets of the Portfolio in securities of any single issuer.

    If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets shall not be considered a violation of the restrictions, except as to the 5%, 10% and 300% percentage restrictions on borrowing specified in Restriction Number 8 above.

    PORTFOLIO TURNOVER. The Portfolio?s annual rate of portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater expenses to the Portfolio, including brokerage commission expenses, dealer mark-ups, and other transaction costs on the sale of securities, which must be borne directly by the Portfolio. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of the Portfolio's shares and by requirements which enable the Fund to receive certain favorable tax treatment. The portfolio turnover rate for the Navellier Mid Cap Growth Portfolio for the period January 1, 1998 through December 31, 1998 was 211%. The Fund will attempt to limit the annual portfolio turnover rate of the Portfolio to 300% or less, however, this rate may be exceeded if in the Investment Advisor's discretion securities are or should be sold or purchased in order to attempt to increase the Portfolio's performance. In Wisconsin an annual portfolio turnover rate of 300% or more is considered a speculative activity and under Wisconsin statutes could involve relatively greater risks or costs to the Fund.

        TRUSTEES AND OFFICERS OF THE FUND

    The Fund's Board of Trustees directs the business and affairs of each Portfolio of the Fund as well as supervises the Investment Advisor, Distributor, Transfer Agent and Custodian, as described below.

    The following information is provided with respect to each trustee and officer of the Fund:


                             POSITION(S) HELD WITH                   PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS             REGISTRANT AND ITS AFFILIATES           DURING PAST FIVE YEARS
- ----------------             -----------------------------           ----------------------
Louis Navellier(1)           Trustee and President of The            Mr. Navellier is and has been
One East Liberty             Navellier Performance Funds.            the CEO and President of Navellier
Third Floor                  Mr. Navellier is also the CEO,          & Associates Inc., an investment
Reno, NV 89501               President, Secretary, and Treasurer     management company since 1988;
Age: 41                      of Navellier Management, Inc., a        CEO and President of Navellier
                             Delaware corporation which is the       Management, Inc., an investment
                             Investment Advisor to the Fund.         management company since May 10,
                             Mr. Navellier is also CEO, President,   1993; CEO and President of Navellier
                             Secretary, and Treasurer of Navellier   International Management, Inc.,
                             Securities Corp., the principal         an investment management company,
                             underwriter of the Fund's shares.       since May 10, 1993; CEO and President
                                                                     of Navellier Securities Corp. since
                                                                     May 10, 1993; CEO and President of
                                                                     Navellier Fund Management, Inc., an
                                                                     investment management company, since
                                                                     November 30, 1995; and has been publisher
                                                                     and editor of MPT Review from August 1987
                                                                     to the present and was publisher and editor
                                                                     of the predecessor investment advisory
                                                                     newsletter OTC Insight, which he began in
                                                                     1980 and wrote through July 1987.

Arnold Langsen(2)            Trustee (however, Professor Langsen     Professor Langsen is Professor Emeritus
2206 209th Place N.E.        provides consulting services to         of Financial Economics, School of
Redmond, WA 98053            Navellier & Associates Inc.)            Business, California State University
Age: 78                                                              at Hayward (1973-1992); Visiting
                                                                     Professor, Financial Economics,
                                                                     University of California at Berkeley
                                                                     (1984-1987).

Barry Sander                 Trustee                                 Currently retired as of December 1, 1998,
695 Mistletoe Rd., #2                                                formerly he was the President and CEO of Ursa
Ashland, OR 97520                                                    Major Inc., a stencil manufacturing firm
Age: 51                                                              and had been for the past nine years.

Joel Rossman                 Trustee                                 Currently retired as of March 15, 1998.
6 Spanish Bay Court                                                  Formerly he was President and CEO of
Petaluma, CA 94954                                                   Personal Stamp Exchange, Inc., a
Age: 50                                                              manufacturer, designer and
                                                                     distributor of rubber stamp products.
                                                                     He had been President and CEO of
                                                                     Personal Stamp Exchange for the
                                                                     preceding 10 years.

Jacques Delacroix            Trustee                                 Professor of Business Administration,
University of                                                        Leavy School of Business, Santa Clara
Santa Clara                                                          University (1983-present)
Santa Clara, CA
Age: 57

Arjen Kuyper(1)              Treasurer                               Mr. Kuyper is and has been an operations
One East Liberty                                                     manager for Navellier & Associates, Inc.
Third Floor                                                          since 1992 and operations manager
Reno, NV 89501                                                       for Navellier Management, Inc.
Age: 43                                                              and for Navellier Securities Corp.,
                                                                     since 1993.

-------------------------------
(1) This person is an interested person affiliated with the Investment Advisor.
(2) This person, although technically not an interested person affiliated with the Investment Advisor, does own a company which provides consulting services to Navellier & Associates Inc., a company owned by Louis Navellier.


                                       OFFICERS

    The officers of the Fund are affiliated with the Investment Advisor and receive no salary or fee from the Fund. The Fund's disinterested Trustees are each compensated by the Fund with an annual fee, payable quarterly (calculated at an annualized rate), of $7,500. The Trustees' fees may be adjusted according to increased responsibilities if the Fund's assets exceed one billion dollars. In addition, each disinterested Trustee receives reimbursement for actual expenses of attendance at Board of Trustees meetings.

    The Fund does not expect, in its current fiscal year, to pay aggregate remuneration in excess of $60,000 for services in all capacities to any (a)

Trustee, (b) officer, (c) affiliated person of the Fund (other than the Investment Advisor), (d) affiliated person of an affiliate or principal underwriter of the Fund, or (e) all Trustees and officers of the Fund as a group.

    The Board of Trustees is permitted by the Fund's By-Laws to appoint an advisory committee which shall be composed of persons who do not serve the Fund in any other capacity and which shall have no power to dictate corporate operations or to determine the investments of the Fund. The Fund currently has no advisory committee.

---------------------------------------------------------------------------------
                                  REMUNERATION TABLE
---------------------------------------------------------------------------------
    Name                        Capacity In Which           Aggregate
                              Remuneration Received        Remuneration
                                                               From
                                                          Registrant and
                                                           Fund Complex

                                                          for the fiscal
                                                            year ended
                                                           December 31,
                                                               1998
---------------------------------------------------------------------------------
    Louis G. Navellier         Trustee, President and         $  0.00
                           Chief Executive Officer
---------------------------------------------------------------------------------
    Barry Sander                    Trustee               $  7,500.00
---------------------------------------------------------------------------------
    Arnold Langsen                  Trustee                   $  0.00
---------------------------------------------------------------------------------
    Joel Rossman                    Trustee               $  7,500.00
---------------------------------------------------------------------------------
    Jacques Delacroix               Trustee               $  7,500.00
---------------------------------------------------------------------------------

            CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    Louis Navellier is not a control person of the Fund or of any Portfolio.

                    THE INVESTMENT ADVISOR, DISTRIBUTOR,
                        CUSTODIAN AND TRANSFER AGENT

THE INVESTMENT ADVISOR

    Navellier Management, Inc. acts as the Investment Advisor to the Mid Cap Growth Portfolio of the Fund. The Investment Advisor is registered as an investment adviser under the Investment Advisers Act of 1940. The Investment Advisor is responsible for selecting the securities which will constitute the pool of securities which will be selected for investment for the Portfolio. Pursuant to a separate Administrative Services Agreement, the Investment Advisor provides each Portfolio of the Fund with certain administrative services, including accounting and bookkeeping services and supervising the Custodian's and Transfer Agent's activities and each Portfolio's compliance with its reporting obligations. The Investment Advisor may contract (and pay for out of its own resources including the administrative fee it receives) for the performance of such services to the Custodian, Transfer Agent, or others, and may retain all of its 0.25% administrative services fee or may share some or all of its fee with such other person(s). The Investment Advisor also provides each Portfolio of the Fund with a continuous investment program based on its investment research and management with respect to all securities and investments. The Investment Advisor will determine from time to time what securities and other investments will be selected to be purchased, retained, or sold by the various portfolios of the Fund.

    The Investment Advisor is owned and controlled by its sole shareholder, Louis G. Navellier (a 100% stockholder). Louis G. Navellier is an affiliated person of the Fund and is also the sole owner of the Distributor, Navellier Securities Corp. Louis Navellier is also the sole shareholder of Navellier & Associates Inc. Navellier & Associates, Inc. is registered as an investment adviser with the Securities and Exchange Commission. Louis Navellier is, and has been, in the business of rendering investment advisory services to significant pools of capital since 1987.

    For information regarding the Fund's expenses and the fees paid to the Investment Advisor see "Fees and Expenses of the Portfolio" in the Prospectus.

    (a)  THE INVESTMENT ADVISOR

    The offices of the Investment Advisor (Navellier Management,
Inc.) are located at One East Liberty, Third Floor, Reno, Nevada
89501. The Investment Advisor began operation in May 1993 and only advises this Fund.

         (i) The following individuals own the enumerated shares of outstanding stock of the Investment Advisor and, as a result, maintain control over the Investment Advisor:

                        Shares of Outstanding Stock   Percentage of
Name                    of the Investment Advisor     Outstanding Shares
-----                   ---------------------------   ------------------
Louis G. Navellier                1,000                     100%

         (ii) The following individuals are affiliated with the Fund, the Investment Advisor, and the Distributor in the following capacities:

Name                         Position
-----                        --------
Louis G. Navellier           Trustee and President of The Navellier
                             Series Fund; Director, CEO, President,
                             Secretary, and Treasurer of Navellier
                             Management, Inc.,; Director, President,
                             CEO, Secretary, and Treasurer of
                             Navellier Securities Corp.; one of the
                             Portfolio Managers of the Aggressive
                             Growth Portfolio, the Mid Cap Growth
                             Portfolio, the Aggressive Micro Cap
                             Portfolio, the Large Cap Growth Portfolio,
                             the Large Cap Value Portfolio, the Small

                             Cap Value Portfolio and the Aggressive Small
                             Cap Equity Portfolio.

Alan Alpers                  One of the Portfolio Managers of
                             the Aggressive Growth Portfolio,
                             the Mid Cap Growth Portfolio,
                             the Aggressive Micro Cap Portfolio,
                             the Large Cap Growth Portfolio,
                             the Large Cap Value Portfolio, the Small
                             Cap Value Portfolio and the Aggressive Small
                             Cap Equity Portfolio.

Ram Kolluri                  Portfolio Manager for Global Value
                             Investors, Inc. - the Sub-advisor in
                             charge of the day-to-day investments of
                             the Navellier International Equity
                             Portfolio of The Navellier Performance
                             Funds.

Robert Barnes, Ph.D.         Consultant to Navellier Management,
                             Inc., the Investment Advisor for the
                             Large Cap Growth Portfolio of The
                             Navellier Performance Funds.

Arjen Kuyper                 Treasurer of The Navellier Performance Funds.

    (iii) The management fees payable to the Investment Advisor under the terms of the Investment Advisory Agreement (the "Advisory Agreement") between the Investment Advisor and the Fund are payable monthly and are based upon 0.84% of the average daily net assets of the Mid Cap Growth Portfolio. The Investment Advisor has the right, but not the obligation, to waive any portion or all of its management fee, from time to time.

    Navellier Management, Inc. was paid investment advisory fees for the Mid Cap Growth Portfolio in the following amount for the fiscal year 1998:

Navellier Mid Cap Growth Portfolio
----------------------------------
1998                                            $   90,643
                                                  ---------

    The Investment Advisor has agreed to limit total annual Portfolio operating expenses for the Class I shares of the Mid Cap Growth Portfolio to 0.99% of average daily net assets until December 31, 2000.

    During the twelve month period ended December 31, 1998, the Investment Advisor paid operating expenses of $99,926 for the Mid Cap Growth
Portfolio. The Navellier Performance Funds seek future reimbursement of all unreimbursed past expense incurred on behalf of the Fund. During the year ended December 31, 1998, the Adviser paid operating expenses of the Mid Cap Growth Portfolio totaling $99,926. Under the operating expense agreement, the Adviser requested, and the Mid Cap Growth Portfolio reimbursed $17,033 of such expenses.

    Expenses not expressly assumed by the Investment Advisor under the Advisory Agreement are paid by the Fund. The Advisory Agreement lists examples of expenses paid by the Fund for the account of the applicable Portfolio, the major categories of which relate to taxes, fees to Trustees, legal, accounting, and audit expenses, custodian and transfer agent expenses, certain printing and registration costs, and non-recurring expenses, including litigation.

    The Advisory Agreement provides that the Investment Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or its investors except for losses (i) resulting from the willful misfeasance, bad faith, or gross negligence on its part, (ii) resulting from reckless disregard by it of its obligations and duties under the Advisory

Agreement, or (iii) a loss for which the Investment Advisor would not be permitted to be indemnified under the Federal Securities laws.

    (iv) Pursuant to an Administrative Services Agreement, the Investment Advisor receives an annual fee of .25% of the value of the assets under management and provides or is responsible for the provision of certain administrative services to the Fund, including, among others, the preparation and maintenance of certain books and records required to be maintained by the Fund under the Investment Company Act of 1940. The Administrative Services Agreement permits the Investment Advisor to contract out for all of its duties thereunder; however, in the event of such contracting, the Investment Advisor remains responsible for the performance of its obligations under the Administrative Services Agreement. The Investment Advisor has entered into an agreement with Rushmore Trust & Savings, FSB, to perform, in addition to custodian and transfer agent services, some or all administrative services and may contract in the future with other persons or entities to perform some or all of its administrative services. All of these contracted services are and will be paid for by the Investment Advisor out of its fees or assets. Currently, the Advisor waives a portion of its annual administration fee of 0.25% with respect to the Mid Cap Growth Portfolio.

    In exchange for its services under the Administrative Services Agreement, the Fund reimburses the Investment Advisor for certain expenses incurred by the Investment Advisor in connection therewith but does not reimburse Investment Advisor (over the amount of 0.25% annual Administrative Services
Fee) to reimburse it for fees Investment Advisor pays to others for administrative services. The agreement also allows Investment Advisor to pay to its delegate part or all of such fees and reimbursable expense payments incurred by it or its delegate.

    The Investment Advisory Agreement permits the Investment Advisor to act as investment adviser for any other person, firm, or corporation, and designates the Investment Advisor as the owner of the name "Navellier" or any use or derivation of the word Navellier. If the Investment Advisor shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Navellier" as part of its title may, solely at the Investment Advisor's option, be withdrawn.

    The Investment Advisor advanced the Fund's organizational expenses which were $126,000. The Fund has agreed to reimburse the Investment Advisor for the organizational expenses one fifth per year over five (5) years and other expenses it advances, without interest, at or before the end of the Portfolio's fiscal year in which the advances were made, or the Investment Advisor can elect at or before the end of said fiscal year to waive reimbursement of some or all of such advances. No Portfolio shall be responsible for the reimbursement of more than its proportionate share of expenses.

    The Fund and its investment advisor and principal underwriter have adopted codes of ethics which prohibit Fund personnel from investing in securities that may be purchased or held by the Fund.


    Information about the Fund (including the SAI and codes of ethics) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund including information about the codes of ethics are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


    (b)  THE DISTRIBUTOR

    The Fund's Distributor is Navellier Securities Corp., a Delaware Corporation organized and incorporated on May 10, 1993. Navellier Securities Corp. is registered as a broker-dealer with the Securities Exchange Commission and National Association of Securities Dealers and the various states in which this Fund's securities will be offered for sale by Distributor and will be registered with such agencies and governments before any Fund shares are sold by it. The Fund's shares will be continuously distributed by Navellier Securities Corp. (the "Distributor") located at One East Liberty, Third Floor, Reno, Nevada 89501, pursuant to a Distribution Agreement, dated October 17, 1995. The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Fund. The Distributor is responsible for any payments made to its registered representatives as well as the cost of printing and mailing Prospectuses to potential investors and of any advertising incurred by it in connection with the distribution of shares of the Fund. The Distributor receives no compensation from the Fund with respect to distribution of the Class I shares of the Portfolio.

    (c)  THE CUSTODIAN AND TRANSFER AGENT

    Rushmore Trust & Savings, FSB, 4922 Fairmont Avenue, Bethesda, Maryland 20814, serves as the custodian of the Fund's portfolio securities and as the Fund's transfer agent and, in those capacities, maintains certain accounting and other records of the Fund and processes requests for the purchase or the redemption of shares, maintains records of ownership for shareholders, and performs certain other shareholder and administrative services on behalf of the Fund. The Distributor shall be responsible for the review of applications in order to guarantee that all requisite and statistical information has been provided with respect to the establishment of accounts.

    (d)  LEGAL COUNSEL

    The Law Offices of Samuel Kornhauser is legal counsel to the Fund.

                  BROKERAGE ALLOCATION AND OTHER PRACTICES

    In effecting portfolio transactions for the Fund, the Investment Advisor adheres to the Fund's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services," as defined herein. The Investment Advisor may cause the Fund to pay a broker or dealer an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction if the Investment Advisor determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer or that any offset of direct expenses of a Portfolio yields the best net price. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include giving advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities; furnishing analysis and reports concerning issuers, industries, economic facts and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Fund or to the Investment Advisor are considered to be in addition to and not in lieu of services required to be performed by the Investment Advisor under its contract with the Fund and may benefit both the Fund and other clients of the Investment Advisor or customers of or affiliates of the Investment Advisor. Conversely, brokerage and research services provided by brokers to other clients of the Investment Advisor or its affiliates may benefit the Fund.

    If the securities in which a particular Portfolio of the Fund invests are traded primarily in the over-the-counter market, where possible, the Fund will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

    The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Fund (involving both price paid or received and any net commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Investment Advisor in determining the overall reasonableness of brokerage commissions paid by the Fund. Some portfolio transactions are subject to the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to obtaining best prices and executions, effected through dealers who sell shares of the Fund.

    The Board of Trustees of the Fund will periodically review the performance of the Investment Advisor of its respective responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

    The Board of Trustees will periodically review whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable. At present, no recapture arrangements are in effect. The Board of Trustees will review whether recapture opportunities are available and are legally permissible, and, if so, will determine, in the exercise of their business judgment, whether it would be advisable for the Fund to seek such recapture.

                          EXPENSES OF THE FUND

GENERAL

    Each Portfolio is responsible for the payment of its own expenses. These expenses are deducted from that Portfolio's investment income before dividends are paid. These expenses include, but are not limited to: fees paid to the Investment Advisor, the Custodian and the Transfer Agent; Trustees' fees; taxes; interest; brokerage commissions; organization expenses; securities registration ("blue sky") fees; legal fees; auditing fees; printing and other expenses which are not directly assumed by the Investment Advisor under its investment advisory or expense reimbursement agreements with the Fund. General expenses which are not associated directly with a specific Portfolio (including fidelity bond and other insurance) are allocated to each Portfolio based upon their relative net assets. The Investment Advisor may, but is not obligated to, from time to time advance funds, or directly pay, for expenses of the Fund and may seek reimbursement of or waive reimbursement of those advanced expenses.

COMPENSATION OF THE INVESTMENT ADVISOR

    The Investment Advisor presently receives an annual 0.84% fee for investment management of the Mid Cap Growth Portfolio. The fee is payable monthly, based upon the Portfolio's average daily net assets. The Investment Advisor also receives a 0.25% annual fee (a portion of which is currently being waived) for rendering administrative services to the Fund pursuant to an Administrative Services Agreement and is entitled to reimbursement for operating expenses it advances for the Fund.

BROKERAGE COMMISSIONS

    The Investment Advisor may select selected broker-dealers to execute portfolio transactions for the Portfolios of the Fund, provided that the commissions, fees, or other remuneration received by such party in exchange for executing such transactions are reasonable and fair compared to those paid to other brokers in connection with comparable transactions. In addition, when selecting broker-dealers for Fund portfolio transactions, the Investment Advisor may consider the record of such broker-dealers with respect to the sale of shares of the Fund.

                     CAPITAL STOCK AND OTHER SECURITIES

    The rights and preferences attached to the shares of each Portfolio are described in the Prospectus. (See "Description of Shares".) The Investment Company Act of 1940 requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series. Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Investment Company Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless the interests of each series in the matter are substantially identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent public accountants, the approval of principal distribution contracts, and the election of Trustees from the separate voting requirements of the Rule.

     Class I shares are available for purchase exclusively by registered investment advisers and their clients. The minimum purchase per account is $250,000 for the Class I shares of Navellier Mid Cap Growth Portfolio. Class I shares are "no-load." This means there is no initial sales charge for buying or selling shares. There is also no Rule 12b-1 distribution fee and the Investment Advisor currently waives a percentage of its administrative fee. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for the Portfolio?s initial class of shares.


                           DESCRIPTION OF SHARES

    The Fund is a Delaware business trust organized on October 17, 1995. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Board of Trustees has the power to designate one or more classes ("Portfolios") of shares of beneficial interest and to classify or reclassify any unissued shares with respect to such classes. Presently the Fund is offering shares of eight Portfolios, one of which--the Navellier Mid Cap Growth Portfolio--is described herein. The Navellier Mid Cap Growth Portfolio has two classes of shares. As described above, the Class I shares are only available for purchase by registered investment advisers and their clients and require a minimum, initial purchase per account of $250,000.

    The shares of each Portfolio, when issued, are fully paid and non-assessable, are redeemable at the option of the holder, are fully transferable, and have no conversion or preemptive rights. Shares are also redeemable at the option of each Portfolio of the Fund when a shareholder's investment, as a result of redemptions in the Fund, falls below the minimum investment required by the Fund (see "Redemption of Shares"). Each share of a

Portfolio is equal as to earnings, expenses, and assets of the Portfolio and, in the event of liquidation of the Portfolio, is entitled to an equal portion of all of the Portfolio's net assets. Shareholders of each Portfolio of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote in the aggregate and not by Portfolio except as otherwise required by law or when the Board of Trustees determines that a matter to be voted upon affects only the interest of the shareholders of a particular Portfolio. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Fund is not required, and does not intend, to hold annual meetings of shareholders, such meetings may be called by the Trustees at their discretion, or upon demand by the holders of 10% or more of the outstanding shares of any Portfolio for the purpose of electing or removing Trustees.

    All shares (including reinvested dividends and capital gain distributions) are issued or redeemed in full or fractional shares rounded to the second decimal place. No share certificates will be issued. Instead, an account will be established for each shareholder and all shares purchased will be held in book-entry form by the Fund.

                 PURCHASE, REDEMPTION, AND PRICING OF SHARES

    Class I shares of the Mid Cap Growth Portfolio are sold on a continuous basis through the Distributor, the Transfer Agent and the Distributor's network of broker-dealers.

PURCHASE BY MAIL

    Investments in the Portfolio can be made directly to the Distributor or through the transfer agent--Rushmore Trust & Savings, FSB--or through selected securities dealers who have the responsibility to transmit orders promptly and who may charge a processing fee.

TO INVEST BY MAIL: Fill out an application and make a check payable to "The Navellier Performance Funds." Mail the check along with the application to:

        The Navellier Performance Funds
        c/o Rushmore Trust & Savings, FSB
        4922 Fairmont Avenue
        Bethesda, MD 20814

    Purchases by check will be credited to an account as of the date the Portfolio's net asset value is next determined after receipt of payment and a properly completed account application. Foreign checks will not be accepted.

    Purchase orders which do not specify the Portfolio in which an investment is to be made will be returned. (See "Purchase and Pricing of Shares--General Purchasing Information".) Net asset value per share is calculated once daily as of 4 p.m. E.S.T. on each business day. (See "Purchase and Pricing of Shares--Valuation of Shares".)

THE MID CAP GROWTH PORTFOLIO

    The shares of the Mid Cap Growth Portfolio are sold at their net asset value per share next determined after an order in proper form (i.e., a completely filled out application form) is received by the Transfer Agent.

    If an order for shares of the Portfolio is received by the Transfer Agent by 4:00 p.m. on any business day, such shares will be purchased at the net asset value determined as of 4:00 p.m. New York Time on that day. Otherwise, such shares will be purchased at the net asset value determined as of 4:00 p.m New York Time on the next business day. However, orders received by the Transfer Agent from the Distributor or from dealers or brokers after the net asset value is determined that day will receive such net asset value price if the orders were received by the Distributor or broker or dealer from its customer prior to such determination and were transmitted to and received by the Transfer Agent prior to its close of business on that day (normally 4:00 p.m. New York Time). Shares are entitled to receive any declared dividends on the day following the date of purchase.

PURCHASES THROUGH SELECTED DEALERS

    Shares purchased through Selected Dealers will be effected at the net asset value next determined after the Selected Dealer receives the purchase order, provided that the Selected Dealer transmits the order to the Transfer Agent and the Transfer Agent accepts the order by 4:00 p.m. New York Time on the day of determination. See "Valuation of Shares". If an investor's order is not transmitted and accepted by 4:00 p.m. New York Time, the investor must settle his or her entitlement to that day's net asset value with the Selected Dealer. Investors may also purchase shares of the Portfolio by telephone through a Selected Dealer by having the Selected Dealer telephone the Transfer Agent with the purchase order. Investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent.

    Certain selected Dealers may effect transactions in shares of the Portfolio through the National Securities Clearing Corporation's Fund/SERV system.

    Purchases of shares through Selected Dealers not utilizing the National Securities Clearing Corporation's Fund/SERV system will be effected when received in proper form by the Transfer Agent, as described above, in the same manner and subject to the same terms and conditions as are applicable to shares purchased directly through the Transfer Agent. There is no sales load charged to the investor on purchases of the Portfolio, whether purchased through a Selected Dealer or directly through the Transfer Agent.

    Shareholders who wish to transfer Fund shares from one broker-dealer to another should contact the Fund at (800) 622-1386.


    REDEMPTION OF SHARES. The Prospectus, under "Redemption of Shares" describes the requirements and methods available for effecting redemption. The Fund may suspend the right of redemption or delay payment more than seven days
(a) during any period when the New York Stock Exchange or any other applicable exchange, is closed (other than a customary weekend and holiday closing),
(b) when trading on the New York Stock Exchange, or any other applicable exchange, is restricted, or an emergency exists as determined by the Securities and Exchange Commission ("SEC") or the Fund so that disposal of the Fund's investments or a fair determination of the net asset values of the Portfolios is not reasonably practicable, or (c) for such other periods as the SEC by order may permit for protection of the Portfolio's shareholders.

    The Fund normally redeems shares for cash. However, the Board of Trustees can determine that conditions exist making cash payments undesirable. If they should so determine (and if a proper election pursuant to Rule 18f-1 of the Investment Company Act has been made by the Fund), redemption payments could be made in securities valued at the value used in determining net asset value. There generally will be brokerage and other costs incurred by the redeeming shareholder in selling such securities.

REDEMPTIONS BY TELEPHONE

    If you have indicated on your Account Application that you wish to establish telephone redemption privileges, you may redeem shares by calling the Transfer Agent at 1-800-622-1386 by 4:00 p.m. New York Time on any day the New York Stock Exchange is open for business.

    If any account has more than one owner, the Transfer Agent may rely on the instructions of any one owner. Each Portfolio of the Fund employs reasonable procedures in an effort to confirm the authenticity of telephone instructions, which may include giving some form of personal identification prior to acting on the telephone instructions. If these procedures are not followed, the Fund and the Transfer Agent may be responsible for any losses because of unauthorized or fraudulent instructions. By requesting telephone redemption privileges, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine, (1) to redeem shares from your account and (2) to mail or wire transfer the redemption proceeds. You cannot redeem shares by telephone until 30 days after you have notified the Transfer Agent of any change of address.

    Telephone redemption is not available for shares held in IRAs. Each Portfolio may change, modify, or terminate its telephone redemption services at any time upon 30 days' notice.

FURTHER REDEMPTION INFORMATION

    Additional documentation (i.e., signature guarantee for redemptions in excess of $1,000 or verification identification when redemption is by telephone) regarding a redemption by any means may be required when deemed appropriate by the Fund and / or the Transfer Agent, and the request for such redemption will not be considered to have been received in proper form until such additional documentation has been received. An investor should contact the Fund or the Transfer Agent to inquire what, if any, additional documentation may be required.

    The Fund reserves the right to modify any of the methods of redemption upon 30 days' written notice to shareholders.

    Under certain circumstances (i.e., when the applicable exchange is closed or trading has been restricted, etc.), the right of redemption may be suspended or the redemption may be satisfied by distribution of portfolio securities rather than cash if a proper election pursuant to Rule 18f-1 of the Investment Company Act has been made by the Fund. Information as to those matters is set forth herein.

    Investors may redeem their shares and instruct the Fund or Transfer Agent, in writing or by telephone, to either deposit the redemption proceeds in the money market mutual fund--Fund for Government Investors, Inc.--a regulated investment company custodied by Rushmore Trust & Savings, FSB, pending further instructions as to the investor's desire to subsequently reinvest in the Fund or the investor may direct some other disposition of said redemption proceeds.

    DETERMINATION OF NET ASSET VALUE. As described in the Prospectus, the net asset value of shares of each Portfolio of the Fund is determined once daily as of 4 p.m. New York time on each day during which the New York Stock Exchange, or other applicable exchange, is open for trading. The New York Stock Exchange is scheduled to be closed for trading on the following days:
New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Board of Trustees of the Exchange reserves the right to change this schedule. In the event that the New York Stock Exchange or the national securities exchanges on which small cap equities are traded adopt different trading hours on either a permanent or temporary basis, the Board of Trustees of the Fund will reconsider the time at which net asset value is to be computed.

    VALUATION OF ASSETS. In determining the value of the assets of any Portfolio of the Fund, the securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price, or, if no sales are reported - as is the case with many securities traded over-the-counter - the last reported bid price. Debt securities (other than short-term obligations, i.e., obligations which have 60 days or less left to maturity, which are valued on the basis of amortized cost) are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Prices provided by a pricing service may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality of issue, trading characteristics, and other market data. All other securities and assets are valued at their fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Trustees.

                                    TAXES

    In the case of a "series fund" (that is, a regulated investment company having more than one segregated portfolio of investments the beneficial interests in which are owned by the holders of a separate series of stock), each investment portfolio is treated as a separate corporation for federal income tax purposes. The Fund will be deemed a series fund for this purpose and, thus, each Portfolio will be deemed a separate corporation for such purpose.

    Each Portfolio of the Fund intends to qualify as a regulated investment company for federal income tax purposes. Such qualification requires, among other things, that each Portfolio (a) make a timely election to be a regulated investment company, (b) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities (including options and futures) or foreign currencies, and (c) diversify its holdings so that at the end of each fiscal quarter (i) 50% of the market value of its assets is represented by cash, government securities, securities of other regulated investment companies, and securities of one or more other issuers (to the extent the value of the securities of any one such issuer owned by the Portfolio does not exceed 5% of the value of its total assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities (other than government securities and securities of other regulated investment companies) of any one industry. These requirements may limit the ability of the Portfolios to engage in transactions involving options and futures contracts.

    If each Portfolio qualifies as a regulated investment company, it will not be subject to federal income tax on its "investment company taxable income" (calculated by excluding the amount of its net capital gain, if any, and by excluding the dividends-received and net operating loss deductions) or "net capital gain" (the excess of its long-term capital gain over its net short-term capital loss) which is distributed to shareholders. In determining taxable income, however, a regulated investment company holding stock on the record date for a dividend is required to include the dividend in income on the later of the ex-dividend date or the date of acquisition.

                        DIVIDENDS AND DISTRIBUTIONS

    All dividends and distributions with respect to the shares of any Portfolio will be payable in shares at net asset value or, at the option of the shareholder, in cash. Any shareholder who purchases shares of the Portfolio prior to the close of business on the record date for a dividend or distribution will be entitled to receive such dividend or distribution. Dividends and distributions (whether received in shares or in cash) are treated either as return of capital, ordinary income or long-term capital gain for federal income tax purposes. Between the record date and the cash payment date, each Portfolio retains the use and benefits of such monies as would be paid as cash dividends.

    Each Portfolio will distribute all of its net investment income and net realized capital gains, if any, annually in December.

    If a cash payment is requested with respect to the Portfolio, a check will be mailed to the shareholder. Unless otherwise instructed, the Transfer Agent will mail checks or confirmations to the shareholder's address of record.

    The federal income tax laws impose a four percent (4%) nondeductible excise tax on each regulated investment company with respect to the amount, if any, by which such company does not meet distribution requirements specified in the federal income tax laws. Each Portfolio intends to comply with the distribution requirements and thus does not expect to incur the four percent (4%) nondeductible excise tax, although the imposition of such excise tax may possibly occur.

    Shareholders will have their dividends and/or capital gain distributions reinvested in additional shares of the applicable Portfolio(s) unless they elect in writing to receive such distributions in cash. Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to determine whether they want dividends reinvested or distributed.

    The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions. (See "Taxes" following.)

    In the case of foreign participants whose dividends are subject to U.S. income tax withholding and in the case of any participants subject to 31% federal backup withholding, the Transfer Agent will reinvest dividends after deduction of the amount required to be withheld.

    Experience may indicate that changes in the automatic reinvestment of dividends are desirable. Accordingly, the Fund reserves the right to amend or terminate this provision as applied to any dividend or distribution paid subsequent to written notice of the change sent to shareholders at least 90 days before the record date for such dividend or distribution.

    Dividends paid out of net investment income and net short-term capital gains of a Portfolio will be taxable to shareholders as ordinary income regardless of whether such distributions are reinvested in additional shares or paid in cash. If a portion of a Portfolio's net investment income is derived from dividends from domestic corporations, a corresponding portion of the dividends paid out of such income may be eligible for the dividends-received deduction. Corporate shareholders will be informed as to the portion, if any, of dividends received by them which will qualify for the dividends-received deduction.

    Dividends paid out of the net capital gain of a Portfolio that are designated as capital gain dividends by the Fund will be taxable to shareholders as long-term capital gains regardless of how long the shareholders have held their shares. Such dividends will not be eligible for the dividends-received deduction. If shares of the Fund to which such capital gains dividends are attributable are held by a shareholder for less than 31 days and there is a loss on the sale or exchange of such shares, then the loss, to the extent of the capital gain dividend or undistributed capital gain, is treated as a long-term capital loss.

    All distributions, whether received in shares or cash, must be reported by each shareholder on his federal income tax return. Taxable dividends declared in October, November, or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been paid by the Fund and received by such shareholders on December 31 of the year if such dividend is actually paid by the Fund during January of the following year.

    Any dividends paid shortly after a purchase by an investor may have the effect of reducing the per share net asset value of the investor's shares by the per share amount of the dividends. Furthermore, such dividends, although in effect a return of capital, are subject to federal income taxes. Therefore, prior to purchasing shares of the Fund, the investor should carefully consider the impact of dividends, including capital gains distributions, which are expected to be or have been announced.

    The redemption of all or part of the shares of a series held by any shareholder will generally be treated as a sale or exchange unless the redemption fails to substantially reduce the shareholder's percentage ownership interest in the related Portfolio (determined for this purpose using certain specific rules of constructive ownership). Any redemption that does not substantially reduce a shareholder's percentage ownership interest in a Portfolio may be treated as a dividend.

    If a redemption is treated as a sale or exchange, the shareholder will generally recognize gain or loss measured by the difference between the redemption price and the basis of the shares. This gain will generally be treated as capital gain (long-term or short-term, depending upon the shareholder's holding period for the redeemed shares).

    On or before January 31 of each year, the Fund will issue to each person who was a shareholder at any time in the prior year a statement of the federal income tax status of all distributions made to such shareholder.

    Shareholders who fail to provide correct taxpayer identification numbers or fail to certify as to no loss of exemption from backup withholding or otherwise fail to comply with applicable requirements of the law relating to backup withholding will be subject to backup withholding with respect to dividends at the rate of 31% unless they are corporations or come within other exempt categories. Any amounts paid as backup withholding will be creditable against the federal income tax liabilities of the affected shareholders. All shareholders should consult their own tax advisers with regard to the tax consequences applicable to their respective investments in the Fund.

    The foregoing discussion relates solely to United States federal income tax laws as applicable to United States persons (that is, citizens and residents of the United States and domestic corporations, partnerships, trusts, and estates). Each shareholder who is not a United States person should consult his tax adviser regarding the United States and non-United States tax consequences of ownership of shares, including the possibility that distributions by the Fund may be subject to a United States withholding tax at the rate of 30% (or at a lower rate under an applicable United States income tax treaty).

    Each Portfolio will be subject to a nondeductible excise tax for any year equal to 4% of the "required distribution" for the year over the "distributed amount" for the year. For this purpose, the term "required distribution" means, with respect to any year, the sum of (a) 98% of the Portfolio's "ordinary income" (that is, its taxable income determined by excluding its net capital gain, if any, by disallowing the dividends-received and net operating loss deductions, and by not taking into account any capital gain or loss), (b) 98% of its net capital gain income (that is, the excess of capital gains over capital losses) for the one-year period ending on December 31 of the year, and (c) the "prior year shortfall" (that is, the excess, if any, of the "grossed-up required distribution" for the prior year over the "distributed amount" for such year). For this purpose, the term "grossed-up required distribution" means, with respect to any year, the required distribution for the year (determined by including 100% of the Portfolio's ordinary income and capital gain net income) and the term "distributed amount" means, with respect to any year, the sum of
(a) the amount of dividends-paid or deemed paid during the year, (b) any amount on which the Portfolio is required to pay corporate tax for the year, and
(c) the excess, if any, of the distributed amount for the prior year over the required distribution for such year.

    The individual Portfolios will not be subject to tax in Delaware for any year in which they each qualify as a regulated investment company. They may, however, be subject to such tax for any year in which they do not so qualify and may be subject to tax in certain other states where they are deemed to be doing business. Moreover, distributions may be subject to state and local taxes. In those states which have income tax laws, the tax treatment of such Portfolios and the tax treatment of shareholders with respect to distributions may be different from the federal income tax treatment of such persons.

    The foregoing is a general summary of the federal income tax consequences of investing in the Fund to shareholders who are U.S. citizens or U.S. corporations. Shareholders should consult their own tax advisors about the tax consequences of an investment in the Fund in light of each shareholder's particular tax situation. Shareholders should also consult their own tax advisors about consequences under foreign, state, local or other applicable tax laws.

                                UNDERWRITERS

    The Fund's shares will be continuously distributed through Navellier Securities Corp. (the "Distributor") located at One East Liberty, Third Floor, Reno, Nevada 89501, pursuant to a distribution agreement dated October 17, 1995. The Distributor has been selling this Fund's shares since December 28, 1995.

    The Distributor acts as the sole principal underwriter of the Fund's shares. Through a network established by the Distributor, the Fund's shares may also be sold through selected investment brokers and dealers. For a description of the Distributor's obligations to distribute the Fund's securities, see "The Investment Advisor, Distributor, Custodian and Transfer Agent - Distributor."

    The following table sets forth the remuneration received by Navellier Securities Corp. ("NSC"), the Distributor, (which is wholly owned by Louis Navellier) for the following years:

                             Underwriting
                            Discounts and        Compensation         Brokerage             Other
       Year                  Commissions       on Redemptions        Commissions         Compensation*
       ----                  -----------       --------------        -----------         -------------
        1995                    $  0                $  0                $  0                $  0
        1996                    $  0                $  0                $  0              $147,832
        1997                    $  0                $  0                $  0              $258,601
        1998                    $  0                $  0                $  0              $325,560

*   These "other compensation" amounts are 12b-1 fees paid to NSC.

     No compensation is paid to the Distributor with respect to the Class I shares of the Mid Cap Growth Portfolio.

                       CALCULATION OF PERFORMANCE DATA

    Performance information for each Portfolio may appear in advertisements, sales literature, or reports to shareholders or prospective shareholders. Performance information in advertisements and sales literature may be expressed as total return on the applicable Portfolio.

    The average annual total return on such Portfolios represents an annualization of each Portfolio's total return ("T" in the formula below) over a particular period and is computed by finding the current percentage rate which will result in the ending redeemable value ("ERV" in the formula below) of a $1,000 payment* ("P" in the formula below) made at the beginning of a one-, five-, or ten-year period, or for the period from the date of commencement of the Portfolio's operation, if shorter ("n" in the formula below). The following formula will be used to compute the average annual total return for the
Portfolio:

                                        n
                              P (1 + T)   = ERV

    In addition to the foregoing, each Portfolio may advertise its total return over different periods of time by means of aggregate, average, year-by-year, or other types of total return figures.

    The Navellier Mid Cap Growth Portfolio had a total return of 12.31% for the fiscal year 1998.

    Performance information for the Portfolios shall reflect only the performance of a hypothetical investment in the Portfolios during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the particular Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

    Each Portfolio may, from time to time, include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, or other services, as having the same investment objectives. The total return may also be used to compare the performance of the Portfolio against certain widely acknowledged outside standards or indices for stock and bond market performance. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index. The
Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.

     As summarized in the Prospectus, the total return of each Portfolio may be quoted in advertisements and sales literature.

                                                       FINANCIAL STATEMENTS

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

                                                       AGGRESSIVE       AGGRESSIVE     MID CAP    AGGRESSIVE
                                                    SMALL CAP EQUITY      GROWTH       GROWTH      MICRO CAP
                                                        PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                    -----------------  ------------  -----------  -----------
ASSETS
  Securities at Cost..............................    $  38,608,845    $ 73,327,987  $ 6,506,213  $ 7,614,556
                                                    -----------------  ------------  -----------  -----------
                                                    -----------------  ------------  -----------  -----------
  Securities at Value (Note 1)....................    $  47,233,110    $ 83,739,983  $ 8,236,356  $ 9,583,203
  Receivable for Securities Sold..................               --       7,335,903           --       19,499
  Receivable for Shares Sold......................          198,317       2,032,590      146,515      106,693
  Interest Receivable.............................            6,282          13,643          999          700
  Dividends Receivable............................            7,600          27,876        4,613        4,180
  Other Receivables...............................               --             162           --           --
  Unamortized Organizational Costs (Note 1).......               --          50,190           --           --
                                                    -----------------  ------------  -----------  -----------
    Total Assets..................................       47,445,309      93,200,347    8,388,483    9,714,275
                                                    -----------------  ------------  -----------  -----------
LIABILITIES
  Investment Advisory Fee Payable (Note 2)........           31,752          54,149        6,077        6,611
  Administrative Fee Payable (Note 2).............            9,450          16,116        1,809        1,968
  Distribution Plan Fee Payable (Note 4)..........            9,450          16,116        1,809        1,968
  Payable for Securities Purchased................               --      11,407,975      246,315           --
  Payable for Shares Redeemed.....................          129,605         242,009        7,517       51,097
  Distributions Payable...........................               --              17          205           --
  Other Payables and Accrued Expenses.............            5,670           9,669        1,085        1,185
  Organizational Expense Payable to Adviser (Note
    1)............................................               --          50,190           --           --
                                                    -----------------  ------------  -----------  -----------
    Total Liabilities.............................          185,927      11,796,241      264,817       62,829
                                                    -----------------  ------------  -----------  -----------
NET ASSETS........................................    $  47,259,382    $ 81,404,106  $ 8,123,666  $ 9,651,446
                                                    -----------------  ------------  -----------  -----------
                                                    -----------------  ------------  -----------  -----------
SHARES OUTSTANDING................................        2,955,086       5,491,448      594,970      472,643
                                                    -----------------  ------------  -----------  -----------
                                                    -----------------  ------------  -----------  -----------
NET ASSET VALUE PER SHARE.........................           $15.99          $14.82       $13.65       $20.42
                                                             ------          ------  -----------  -----------
                                                             ------          ------  -----------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

                                                         SMALL CAP    LARGE CAP    LARGE CAP   INTERNATIONAL
                                                           VALUE       GROWTH        VALUE        EQUITY
                                                         PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                        -----------  -----------  -----------  -------------
ASSETS
  Securities at Cost..................................   $ 903,631   $ 1,913,476   $ 597,849    $10,540,605
                                                        -----------  -----------  -----------  -------------
                                                        -----------  -----------  -----------  -------------
  Securities at Value (Note 1)........................   $ 857,044   $ 2,464,624   $ 652,673    $10,338,011
  Receivable for Securities Sold......................          --        52,425          --             --
  Receivable for Shares Sold..........................          --        11,513          58             --
  Interest Receivable.................................         129           264          70          2,510
  Dividends Receivable................................       1,081         1,251       3,586          1,846
  Unamortized Organizational Costs (Note 1)...........      73,440        73,440      73,440         73,440
                                                        -----------  -----------  -----------  -------------
    Total Assets......................................     931,694     2,603,517     729,827     10,415,807
                                                        -----------  -----------  -----------  -------------
LIABILITIES
  Investment Advisory Fee Payable (Note 2)............         653         1,661         492          8,374
  Administrative Fee Payable (Note 2).................         194           494         164          2,094
  Distribution Plan Fee Payable (Note 4)..............         194           494         164          2,094
  Payable for Securities Purchased....................          --       125,584          --             --
  Payable for Shares Redeemed.........................          --            --          --          1,265
  Distributions Payable...............................          --            --          30             --
  Other Payables and Accrued Expenses.................         117           297          98          2,094
  Organizational Expense Payable to Adviser (Note
    1)................................................      73,440        73,440      73,440         73,440
                                                        -----------  -----------  -----------  -------------
    Total Liabilities.................................      74,598       201,970      74,388         89,361
                                                        -----------  -----------  -----------  -------------
NET ASSETS............................................   $ 857,096   $ 2,401,547   $ 655,439    $10,326,446
                                                        -----------  -----------  -----------  -------------
                                                        -----------  -----------  -----------  -------------
SHARES OUTSTANDING....................................      93,069       165,990      57,553        990,083
                                                        -----------  -----------  -----------  -------------
                                                        -----------  -----------  -----------  -------------
NET ASSET VALUE PER SHARE.............................       $9.21        $14.47      $11.39         $10.43
                                                             -----   -----------  -----------        ------
                                                             -----   -----------  -----------        ------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                      AGGRESSIVE SMALL    AGGRESSIVE     MID CAP    AGGRESSIVE
                                                         CAP EQUITY         GROWTH       GROWTH      MICRO CAP
                                                          PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                      -----------------  ------------  -----------  -----------
INVESTMENT INCOME
  Interest (Note 1).................................    $     196,099    $    267,860  $    34,335   $  35,023
  Dividends (Note 1)................................          266,225         396,072       84,676      40,669
                                                      -----------------  ------------  -----------  -----------
    Total Investment Income.........................          462,324         663,932      119,011      75,692
                                                      -----------------  ------------  -----------  -----------
EXPENSES
  Investment Advisory Fee (Note 2)..................          591,904         870,444       90,643      90,856
  Administrative Fee (Note 2).......................          136,969         218,920       23,121      23,621
  Distribution Plan Fees (Note 4)...................           48,212         218,290       23,157      14,331
  Transfer Agent and Custodian Fee (Note 3).........          146,185         160,728       62,467      62,782
  Shareholder Reports and Notices...................           79,524          91,123       12,395      15,586
  Registration Fees.................................           55,433          17,789       17,280      20,628
  Organizational Expense (Note 1)...................              767          25,200           --          --
  Audit Fees........................................           18,100          23,600        1,950       2,350
  Trustees' Fees and Expenses (Note 2)..............            1,784           3,388        3,388       3,388
  Other Expenses....................................            3,431          23,693        2,446       3,040
                                                      -----------------  ------------  -----------  -----------
    Total Expenses..................................        1,082,309       1,653,175      236,847     236,582
    Less Expenses Reimbursed by Investment Adviser
      (Note 2)......................................         (187,573)       (181,272)     (82,893)    (93,800)
                                                      -----------------  ------------  -----------  -----------
      Net Expenses..................................          894,736       1,471,903      153,954     142,782
                                                      -----------------  ------------  -----------  -----------
NET INVESTMENT LOSS.................................         (432,412)       (807,971)     (34,943)    (67,090)
                                                      -----------------  ------------  -----------  -----------
Net Realized Gain (Loss) on Investment
  Transactions......................................         (338,976)     10,857,763      600,569    (593,873)
Change in Net Unrealized Appreciation of
  Investments.......................................          686,288         262,591      485,817     938,282
                                                      -----------------  ------------  -----------  -----------
NET GAIN ON INVESTMENTS.............................          347,312      11,120,354    1,086,386     344,409
                                                      -----------------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................    $     (85,100)   $ 10,312,383  $ 1,051,443   $ 277,319
                                                      -----------------  ------------  -----------  -----------
                                                      -----------------  ------------  -----------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                              SMALL CAP    LARGE CAP    LARGE CAP   INTERNATIONAL
                                                                VALUE       GROWTH        VALUE        EQUITY
                                                              PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                             -----------  -----------  -----------  -------------
INVESTMENT INCOME
  Interest (Note 1)........................................   $   2,565    $   2,871    $   2,060    $    33,109
  Dividends (Note 1).......................................      13,169        7,164       14,251         72,300
                                                             -----------  -----------  -----------  -------------
    Total Investment Income................................      15,734       10,035       16,311        105,409
                                                             -----------  -----------  -----------  -------------
EXPENSES
  Investment Advisory Fee (Note 2).........................       5,147        7,956        3,950         65,510
  Administrative Fee (Note 2)..............................       1,487        2,285        1,316         16,378
  Distribution Plan Fee (Note 4)...........................       1,464        2,298        1,321         16,487
  Transfer Agent and Custodian Fee (Note 3)................      28,972       30,396       28,594         81,574
  Organizational Expense (Note 1)..........................      18,360       18,360       18,360         18,360
  Registration Fees........................................       8,114        8,114        8,207          7,838
  Audit Fees...............................................       8,000        8,000        8,000          3,000
  Trustees' Fees and Expenses (Note 2).....................       3,388        3,388        3,388          3,388
  Shareholder Reports and Notices..........................       2,131        2,155        1,914          2,321
  Other Expenses...........................................          45           59           80            276
                                                             -----------  -----------  -----------  -------------
    Total Expenses.........................................      77,108       83,011       75,130        215,132
    Less Expenses Reimbursed by Investment Adviser (Note
      2)...................................................     (68,024)     (69,011)     (67,670)      (100,379)
                                                             -----------  -----------  -----------  -------------
      Net Expenses.........................................       9,084       14,000        7,460        114,753
                                                             -----------  -----------  -----------  -------------
NET INVESTMENT INCOME (LOSS)...............................       6,650       (3,965)       8,851         (9,344)
                                                             -----------  -----------  -----------  -------------
Net Realized Gain (Loss) on Investment Transactions........     (49,214)     (51,859)      18,166        232,783
Net Realized Gain on Foreign Currency Transactions.........          --           --           --            282
Change in Net Unrealized Appreciation/Depreciation of
  Investments..............................................     (47,797)     548,665       53,686       (202,622)
                                                             -----------  -----------  -----------  -------------
NET GAIN (LOSS) ON INVESTMENTS.............................     (97,011)     496,806       71,852         30,443
                                                             -----------  -----------  -----------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...............................................   $ (90,361)   $ 492,841    $  80,703    $    21,099
                                                             -----------  -----------  -----------  -------------
                                                             -----------  -----------  -----------  -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                           AGGRESSIVE SMALL CAP EQUITY          AGGRESSIVE GROWTH
                                                    PORTFOLIO                       PORTFOLIO
                                          -----------------------------   -----------------------------
                                                               FOR THE YEARS ENDED
                                                                  DECEMBER 31,
                                          -------------------------------------------------------------
                                              1998            1997            1998            1997
                                          -------------   -------------   -------------   -------------
FROM INVESTMENT ACTIVITIES
  Net Investment Loss...................  $    (432,412)  $  (1,378,702)  $    (807,971)  $  (1,040,691)
  Net Realized Gain (Loss) on Investment
    Transactions........................       (338,976)     25,247,521      10,857,763      11,968,088
  Change in Net Unrealized Appreciation
    of Investments......................        686,288     (28,940,108)        262,591         321,088
                                          -------------   -------------   -------------   -------------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................        (85,100)     (5,071,289)     10,312,383      11,248,485
                                          -------------   -------------   -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Realized Gain................             --     (14,124,008)             --      (1,178,202)
                                          -------------   -------------   -------------   -------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....     69,506,803      60,192,194     267,578,704     148,051,404
  Reinvestment of Distributions.........             --      13,539,639              --       1,148,045
  Cost of Shares Redeemed...............    (95,041,562)   (171,691,808)   (298,233,289)   (152,769,712)
                                          -------------   -------------   -------------   -------------
    Net Decrease in Net Assets Resulting
      from Share Transactions...........    (25,534,759)    (97,959,975)    (30,654,585)     (3,570,263)
                                          -------------   -------------   -------------   -------------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS............................    (25,619,859)   (117,155,272)    (20,342,202)      6,500,020
NET ASSETS -- Beginning of Year.........     72,879,241     190,034,513     101,746,308      95,246,288
                                          -------------   -------------   -------------   -------------
NET ASSETS -- End of Year...............  $  47,259,382   $  72,879,241   $  81,404,106   $ 101,746,308
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
SHARES
  Sold..................................      4,515,915       4,277,974      20,345,331      11,764,667
  Issued in Reinvestment of
    Distributions.......................             --         846,228              --          86,384
  Redeemed..............................     (6,115,945)    (11,252,090)    (22,510,476)    (11,968,178)
                                          -------------   -------------   -------------   -------------
    Net Decrease in Shares..............     (1,600,030)     (6,127,888)     (2,165,145)       (117,127)
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                 MID CAP GROWTH
                                                    PORTFOLIO
                                          -----------------------------         AGGRESSIVE MICRO CAP
                                                                                      PORTFOLIO
                                                  FOR THE YEARS           ---------------------------------
                                                      ENDED                FOR THE YEAR     FOR THE PERIOD
                                                  DECEMBER 31,                ENDED             ENDED
                                          -----------------------------    DECEMBER 31,      DECEMBER 31,
                                              1998            1997             1998             1997*
                                          -------------   -------------   --------------   ----------------
FROM INVESTMENT ACTIVITIES
  Net Investment Loss...................  $     (34,943)  $     (41,193)   $   (67,090)       $  (26,415)
  Net Realized Gain (Loss) on Investment
    Transactions........................        600,569         317,596       (593,873)          415,737
  Change in Net Unrealized Appreciation
    of Investments......................        485,817       1,208,882        938,282         1,030,365
                                          -------------   -------------   --------------   ----------------
    Net Increase in Net Assets Resulting
      from Operations...................      1,051,443       1,485,285        277,319         1,419,687
                                          -------------   -------------   --------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Realized Gain................       (174,079)       (341,588)            --          (180,781)
                                          -------------   -------------   --------------   ----------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....     14,064,660       7,858,965     16,347,179        13,757,919
  Reinvestment of Distributions.........        170,002         336,620             --           176,182
  Cost of Shares Redeemed...............    (15,360,950)     (2,608,712)   (17,163,447)       (4,982,612)
                                          -------------   -------------   --------------   ----------------
    Net Increase (Decrease) in Net
      Assets Resulting from Share
      Transactions......................     (1,126,288)      5,586,873       (816,268)        8,951,489
                                          -------------   -------------   --------------   ----------------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS............................       (248,924)      6,730,570       (538,949)       10,190,395
NET ASSETS -- Beginning of Period.......      8,372,590       1,642,020     10,190,395                --
                                          -------------   -------------   --------------   ----------------
NET ASSETS -- End of Period.............  $   8,123,666   $   8,372,590    $ 9,651,446        $10,190,395
                                          -------------   -------------   --------------   ----------------
                                          -------------   -------------   --------------   ----------------
SHARES
  Sold..................................      1,082,352         711,277        825,396           741,820
  Issued in Reinvestment of
    Distributions.......................         12,658          27,081             --             8,636
  Redeemed..............................     (1,173,434)       (224,912)      (852,387)         (250,822)
                                          -------------   -------------   --------------   ----------------
    Net Increase (Decrease) in Shares...        (78,424)        513,446        (26,991)          499,634
                                          -------------   -------------   --------------   ----------------
                                          -------------   -------------   --------------   ----------------

*  FROM COMMENCEMENT OF OPERATIONS MARCH 17, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                    SMALL CAP
                                                 VALUE PORTFOLIO                      LARGE CAP
                                          -----------------------------           GROWTH PORTFOLIO
                                                             FOR THE      ---------------------------------
                                          FOR THE YEAR       PERIOD        FOR THE YEAR     FOR THE PERIOD
                                              ENDED           ENDED           ENDED             ENDED
                                          DECEMBER 31,    DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                              1998            1997*            1998             1997*
                                          -------------   -------------   --------------   ----------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)..........  $      6,650    $         48     $    (3,965)       $       59
  Net Realized Loss on Investment
    Transactions........................       (49,214)            (49)        (51,859)               --
  Change in Net Unrealized Appreciation
    of Investments......................       (47,797)          1,209         548,665             2,482
                                          -------------   -------------   --------------        --------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................       (90,361)          1,208         492,841             2,541
                                          -------------   -------------   --------------        --------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income............        (6,650)            (48)             --               (59)
                                          -------------   -------------   --------------        --------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....     1,107,661         100,000       2,553,343           100,000
  Reinvestment of Distributions.........         6,650              48              --                59
  Cost of Shares Redeemed...............      (261,412)             --        (747,178)               --
                                          -------------   -------------   --------------        --------
    Net Increase in Net Assets Resulting
      from Share Transactions...........       852,899         100,048       1,806,165           100,059
                                          -------------   -------------   --------------        --------
    TOTAL INCREASE IN NET ASSETS........       755,888         101,208       2,299,006           102,541
NET ASSETS -- Beginning of Period.......       101,208              --         102,541                --
                                          -------------   -------------   --------------        --------
NET ASSETS -- End of Period.............  $    857,096    $    101,208     $ 2,401,547        $  102,541
                                          -------------   -------------   --------------        --------
                                          -------------   -------------   --------------        --------
SHARES
  Sold..................................       109,516          10,000         216,274            10,000
  Issued in Reinvestment of
    Distributions.......................           722               5              --                 6
  Redeemed..............................       (27,174)             --         (60,290)               --
                                          -------------   -------------   --------------        --------
    Net Increase in Shares..............        83,064          10,005         155,984            10,006
                                          -------------   -------------   --------------        --------
                                          -------------   -------------   --------------        --------

*  FROM COMMENCEMENT OF OPERATION DECEMBER 19, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                    LARGE CAP
                                                 VALUE PORTFOLIO                    INTERNATIONAL
                                          -----------------------------           EQUITY PORTFOLIO
                                                             FOR THE      ---------------------------------
                                          FOR THE YEAR       PERIOD        FOR THE YEAR     FOR THE PERIOD
                                              ENDED           ENDED           ENDED             ENDED
                                          DECEMBER 31,    DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                              1998            1997*            1998             1997**
                                          -------------   -------------   --------------   ----------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)..........  $      8,851    $         76     $    (9,344)       $       (1)
  Net Realized Gain on Investment
    Transactions........................        18,166              --         232,783                --
  Net Realized Gain on Foreign Currency
    Transactions........................            --              --             282
  Change in Net Unrealized Appreciation
    of Investments......................        53,686           1,138        (202,622)               --
                                          -------------   -------------   --------------         -------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................        80,703           1,214          21,099                (1)
                                          -------------   -------------   --------------         -------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income............        (8,851)            (76)             --                --
  From Net Realized Gain................       (33,820)             --        (226,731)               --
                                          -------------   -------------   --------------         -------
    Total Distributions to
      Shareholders......................       (42,671)            (76)       (226,731)               --
                                          -------------   -------------   --------------         -------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....       844,096         100,000      11,259,013            10,000
  Reinvestment of Distributions.........        42,522              76         226,731                --
  Cost of Shares Redeemed...............      (370,425)             --        (963,665)               --
                                          -------------   -------------   --------------         -------
    Net Increase in Net Assets Resulting
      from Share Transactions...........       516,193         100,076      10,522,079            10,000
                                          -------------   -------------   --------------         -------
    TOTAL INCREASE IN NET ASSETS........       554,225         101,214      10,316,447             9,999
NET ASSETS -- Beginning of Period.......       101,214              --           9,999                --
                                          -------------   -------------   --------------         -------
NET ASSETS -- End of Period.............  $    655,439    $    101,214     $10,326,446        $    9,999
                                          -------------   -------------   --------------         -------
                                          -------------   -------------   --------------         -------
SHARES
  Sold..................................        75,563          10,000       1,063,405             1,000
  Issued in Reinvestment of
    Distributions.......................         3,723               8          21,738                --
  Redeemed..............................       (31,741)             --         (96,060)               --
                                          -------------   -------------   --------------         -------
    Net Increase in Shares..............        47,545          10,008         989,083             1,000
                                          -------------   -------------   --------------         -------
                                          -------------   -------------   --------------         -------

 *  FROM COMMENCEMENT OF OPERATION DECEMBER 19, 1997
**  FROM COMMENCEMENT OF OPERATION DECEMBER 26, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                              AGGRESSIVE
                                                                     SMALL CAP EQUITY PORTFOLIO**
                                          -----------------------------------------------------------------------------------
                                                                                                                   FOR THE
                                                                                                                   PERIOD
                                                           FOR THE YEARS ENDED DECEMBER 31,                         ENDED
                                          -------------------------------------------------------------------   DECEMBER 31,
                                                1998               1997             1996            1995            1994*
                                          ----------------   ----------------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $16.00             $17.79           $15.41          $10.98          $10.00
                                               -------            -------       -------------   -------------   -------------
  Income from Investment Operations:
    Net Investment Loss.................         (0.15)             (0.30)           (0.23)          (0.16)          (0.08)
    Net Realized and Unrealized Gain on
      Investments.......................          0.14               2.30(C)          2.61            4.97            1.06
                                               -------            -------       -------------   -------------   -------------
      Total from Investment
        Operations......................         (0.01)              2.00             2.38            4.81            0.98
                                               -------            -------       -------------   -------------   -------------
  Distributions to Shareholders:
    From Net Realized Gain..............            --              (3.79)              --           (0.38)             --
                                               -------            -------       -------------   -------------   -------------
  Net Increase in Net Asset Value.......         (0.01)             (1.79)            2.38            4.43            0.98
                                               -------            -------       -------------   -------------   -------------
  Net Asset Value -- End of Period......        $15.99             $16.00           $17.79          $15.41          $10.98
                                               -------            -------       -------------   -------------   -------------
                                               -------            -------       -------------   -------------   -------------

TOTAL INVESTMENT RETURN(A)..............         (0.06)%            11.24%           15.44%          43.80%           9.80%

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.63%              2.33%            1.75%           1.75%           1.68%(B)
  Expenses Before Reimbursement (Note
    2)..................................          1.98%              2.62%            1.86%           2.10%           4.52%(B)
  Net Investment Loss After
    Reimbursement (Note 2)..............         (0.79)%            (1.37)%          (1.33)%         (1.15)%         (0.81)%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............         (1.13)%            (1.64)%          (1.44)%         (1.50)%         (3.65)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............           145%               184%             137%            170%            140%
  Net Assets at End of Period (in
    thousands)..........................       $47,259            $72,879          $190,035        $105,299        $18,224
  Number of Shares Outstanding at End of
    Period (in thousands)...............         2,955              4,555           10,683           6,831           1,660

-------------------------------------------

 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized
 (C) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.

 * FROM COMMENCEMENT OF OPERATIONS JANUARY 3, 1994
** Financial Highlights include the performance of the Navellier Aggressive
   Small Cap Equity Portfolio, a series of the Navellier Series Fund, which reorganized on July 24, 1998, as a series of the Navellier Performance Funds (See Note 9).

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 AGGRESSIVE GROWTH
                                                                     PORTFOLIO
                                          ----------------------------------------------------------------
                                                                                                FOR THE
                                                                                                PERIOD
                                                  FOR THE YEARS ENDED DECEMBER 31,               ENDED
                                          ------------------------------------------------   DECEMBER 31,
                                                1998             1997            1996            1995*
                                          ----------------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $13.29           $12.25           $9.99          $10.00
                                               -------       -------------   -------------       ------
  Income from Investment Operations:
    Net Investment Loss.................         (0.15)           (0.14)          (0.12)             --
    Net Realized and Unrealized Gain
      (Loss) on Investments.............          1.68             1.34            2.38(C)        (0.01)
                                               -------       -------------   -------------       ------
      Total from Investment
        Operations......................          1.53             1.20            2.26           (0.01)
                                               -------       -------------   -------------       ------
  Distributions to Shareholders:
    From Net Realized Gain..............            --            (0.16)             --              --
                                               -------       -------------   -------------       ------
  Net Increase (Decrease) in Net Asset
    Value...............................          1.53             1.04            2.26           (0.01)
                                               -------       -------------   -------------       ------
  Net Asset Value -- End of Period......        $14.82           $13.29          $12.25           $9.99
                                               -------       -------------   -------------       ------
                                               -------       -------------   -------------       ------

TOTAL INVESTMENT RETURN.................         11.51%            9.77%          22.62%          (0.10)%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.68%            2.00%           2.00%           2.00%(B)
  Expenses Before Reimbursement (Note
    2)..................................          1.89%            2.15%           2.22%          27.25%(B)
  Net Investment Income (Loss) After
    Reimbursement (Note 2)..............         (0.92)%          (1.07)%         (1.57)%          2.59%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............         (1.13)%          (1.22)%         (1.77)%        (12.66)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............           237%             247%            169%             --
  Net Assets at End of Period (in
    thousands)..........................       $81,404          $101,746        $95,246            $300
  Number of Shares Outstanding at End of
    Period (in thousands)...............         5,491            7,657           7,774              30

-------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized
(C) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amounts of per share realized and unrealized gain and loss at such time.

* FROM COMMENCEMENT OF OPERATIONS DECEMBER 28, 1995

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           MID CAP GROWTH
                                                             PORTFOLIO
                                          ------------------------------------------------
                                                FOR THE YEARS ENDED             FOR THE
                                                                                PERIOD
                                                    DECEMBER 31,                 ENDED
                                          --------------------------------   DECEMBER 31,
                                                1998             1997            1996*
                                              --------       -------------   -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $12.43           $10.27          $10.00
                                                ------           ------      -------------
  Income from Investment Operations:
    Net Investment Income (Loss)........         (0.06)           (0.06)           0.01
    Net Realized and Unrealized Gain on
      Investments.......................          1.59             2.75            0.27
                                                ------           ------      -------------
      Total from Investment
        Operations......................          1.53             2.69            0.28
                                                ------           ------      -------------
  Distributions to Shareholders:
    From Net Investment Income..........            --               --           (0.01)
    From Net Realized Gain..............         (0.31)           (0.53)             --
                                                ------           ------      -------------
      Total Distributions to
        Shareholders....................         (0.31)           (0.53)          (0.01)
                                                ------           ------      -------------
  Net Increase in Net Asset Value.......          1.22             2.16            0.27
                                                ------           ------      -------------
  Net Asset Value -- End of Period......        $13.65           $12.43          $10.27
                                                ------           ------      -------------
                                                ------           ------      -------------

TOTAL INVESTMENT RETURN.................         12.31%           26.18%           2.75%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.66%            2.00%           2.00%(B)
  Expenses Before Reimbursement (Note
    2)..................................          2.56%            3.27%         113.02%(B)
  Net Investment Income (Loss) After
    Reimbursement (Note 2)..............         (0.38)%          (0.69)%          0.87%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............         (1.27)%          (1.96)%       (110.15)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............           211%             163%             --
  Net Assets at End of Period (in
    thousands)..........................        $8,124           $8,373          $1,642
  Number of Shares Outstanding at End of
    Period (in thousands)...............           595              673             160

-------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                AGGRESSIVE MICRO CAP
                                                     PORTFOLIO
                                          --------------------------------
                                                                FOR THE
                                            FOR THE YEAR        PERIOD
                                               ENDED             ENDED
                                            DECEMBER 31,     DECEMBER 31,
                                                1998             1997*
                                          ----------------   -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $20.40           $15.64
                                                ------       -------------
  Income from Investment Operations:
    Net Investment Loss.................         (0.14)           (0.05)
    Net Realized and Unrealized Gain on
      Investments.......................          0.16             5.17
                                                ------       -------------
      Total from Investment
        Operations......................          0.02             5.12
                                                ------       -------------
  Distributions to Shareholders:
    From Net Realized Gain..............            --            (0.36)
                                                ------       -------------
  Net Increase in Net Asset Value.......          0.02             4.76
                                                ------       -------------
  Net Asset Value -- End of Period......        $20.42           $20.40
                                                ------       -------------
                                                ------       -------------

TOTAL INVESTMENT RETURN.................          0.10%           32.76%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.51%            1.55%(B)
  Expenses Before Reimbursement (Note
    2)..................................          2.50%            3.21%(B)
  Net Investment Loss After
    Reimbursement (Note 2)..............         (0.71)%          (0.54)%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............         (1.70)%          (2.20)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............           196%              86%
  Net Assets at End of Period (in
    thousands)..........................       $ 9,651          $10,190
  Number of Shares Outstanding at End of
    Period (in thousands)...............           473              500

-------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATIONS MARCH 17, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                  SMALL CAP VALUE
                                                     PORTFOLIO                       LARGE CAP GROWTH
                                          --------------------------------               PORTFOLIO
                                                                FOR THE      ---------------------------------
                                            FOR THE YEAR        PERIOD        FOR THE YEAR     FOR THE PERIOD
                                               ENDED             ENDED            ENDED             ENDED
                                            DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                                1998             1997*            1998              1997*
                                          ----------------   -------------   ---------------   ---------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $10.12           $10.00           $10.25            $10.00
                                                ------           ------           ------            ------
  Income from Investment Operations:
    Net Investment Income (Loss)........          0.07             0.01            (0.02)             0.01
    Net Realized and Unrealized Gain
      (Loss) on Investments.............         (0.91)            0.12             4.24              0.25
                                                ------           ------           ------            ------
      Total from Investment
        Operations......................         (0.84)            0.13             4.22              0.26
                                                ------           ------           ------            ------
  Distributions to Shareholders:
    From Net Investment Income..........         (0.07)           (0.01)              --             (0.01)
                                                ------           ------           ------            ------
  Net Increase (Decrease) in Net Asset
    Value...............................         (0.91)            0.12             4.22              0.25
                                                ------           ------           ------            ------
  Net Asset Value -- End of Period......         $9.21           $10.12           $14.47            $10.25
                                                ------           ------           ------            ------
                                                ------           ------           ------            ------

TOTAL INVESTMENT RETURN.................         (8.28)%           1.25%(A)        41.17%             2.56%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.53%            1.75%(B)         1.54%             1.90%(B)
  Expenses Before Reimbursement (Note
    2)..................................         13.01%            7.74%(B)         9.11%             6.66%(B)
  Net Investment Income (Loss) After
    Reimbursement (Note 2)..............          1.12%            1.94%(B)        (0.43)%            2.40%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............        (10.36)%          (4.03)%(B)       (8.00)%           (2.36)%(B)

  SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............            85%               2%              80%               --
  Net Assets at End of Period (in
    thousands)..........................          $857             $101           $2,402              $103
  Number of Shares Outstanding at End of
    Period (in thousands)...............            93               10              166                10

-------------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATION DECEMBER 19, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                  LARGE CAP VALUE
                                                     PORTFOLIO                     INTERNATIONAL EQUITY
                                          --------------------------------               PORTFOLIO
                                                                FOR THE      ---------------------------------
                                            FOR THE YEAR        PERIOD        FOR THE YEAR     FOR THE PERIOD
                                               ENDED             ENDED            ENDED             ENDED
                                            DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                                1998             1997*            1998             1997**
                                          ----------------   -------------   ---------------   ---------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $10.11           $10.00           $10.00            $10.00
                                                ------           ------          -------           -------
  Income from Investment Operations:
    Net Investment Income (Loss)........          0.16             0.01            (0.01)               --
    Net Realized and Unrealized Gain
      (Loss) on Investments.............          1.91             0.11             0.67                --
                                                ------           ------          -------           -------
      Total from Investment
        Operations......................          2.07             0.12             0.66                --
                                                ------           ------          -------           -------
  Distributions to Shareholders:
    From Net Investment Income..........         (0.16)           (0.01)              --                --
    From Net Realized Gain..............         (0.63)              --            (0.23)               --
                                                ------           ------          -------           -------
      Total Distributions to
        Shareholders....................         (0.79)           (0.01)           (0.23)               --
                                                ------           ------          -------           -------
  Net Increase in Net Asset Value.......          1.28             0.11             0.43                --
                                                ------           ------          -------           -------
  Net Asset Value -- End of Period......        $11.39           $10.11           $10.43            $10.00
                                                ------           ------          -------           -------
                                                ------           ------          -------           -------

TOTAL INVESTMENT RETURN.................         20.48%            1.18%(A)         6.64%               --

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.42%            1.50%(B)         1.75%             1.75%(B)
  Expenses Before Reimbursement (Note
    2)..................................         14.34%            5.03%(B)         3.29%             5.48%(B)
  Net Investment Income (Loss) After
    Reimbursement (Note 2)..............          1.69%            3.09%(B)        (0.14)%           (1.75)%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............        (11.22)%          (0.45)%(B)       (1.68)%           (5.48)%(B)

  SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............           256%              --               41%               --
  Net Assets at End of Period (in
    thousands)..........................          $655             $101          $10,326               $10
  Number of Shares Outstanding at End of
    Period (in thousands)...............            58               10              990                 1

-------------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

 *   FROM COMMENCEMENT OF OPERATION DECEMBER 19, 1997
**  FROM COMMENCEMENT OF OPERATION DECEMBER 26, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998

1. Significant Accounting Policies

    The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of eight separate portfolios each with its own investment objectives and policies: the Aggressive Small Cap Equity Portfolio, a diversified open-end management company portfolio, the Aggressive Growth Portfolio, a non-diversified open-end management company portfolio, the Mid Cap Growth Portfolio, a diversified open-end management company portfolio, the Aggressive Micro Cap Portfolio (formerly the Aggressive Small Cap Portfolio), a diversified open-end management company portfolio, the Small Cap Value Portfolio, a diversified open-end management company portfolio, the Large Cap Growth Portfolio, a non-diversified open-end management company portfolio, the Large Cap Value Portfolio, a diversified open-end management company portfolio, and the International Equity Portfolio, a diversified open-end management company portfolio. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

      (c) Dividends from net investment income are declared and paid annually. Dividends are re-invested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

      (e) Organizational expenses of the Aggressive Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio, and the International Equity Portfolio totaling $126,000, $91,800, $91,800, $91,800, and $91,800, respectively, are being deferred and amortized over 60 months beginning with the public offering of shares in the portfolios. Any redemption by an initial investor during the amortization period will be reduced by a pro rata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At December 31, 1998, the unamortized organization costs of the Aggressive Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio, and the International Equity Portfolio were $50,190, $73,440, $73,440, $73,440 and $73,440, respectively.

2. Investment Advisory Fees and Other Transactions with Afflilates

    Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Effective May 1, 1998, under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Aggressive Small Cap Equity Portfolio, the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, and the Large Cap Growth Portfolio, 0.75% of the daily net assets of the Large Cap Value Portfolio, and 1.00% of the daily net assets of the International Equity Portfolio. The Adviser receives an annual fee equal to 0.25% of the Funds average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

    Under an agreement between the Fund and the Adviser related to payment of operating expenses, the Adviser has reserved the right to seek reimbursement for the past, present and future operating expenses of the Fund paid by the Adviser, at any time upon notice to the Fund. At December 31, 1998, the Adviser voluntarily agreed not to

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------

seek future reimbursement of all unreimbursed past expense incurred on behalf of the Fund. During the year ended December 31, 1998, the Adviser paid operating expenses of the Aggressive Small Cap Equity Portfolio, the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio and the International Equity Portfolio totaling $305,224, $345,521, $99,926, $107,774, $69,010, $70,472, $68,543, and $116,757, respectively. Under the operating expense agreement, the Adviser requested, and the Aggressive Small Cap Equity Portfolio, the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio and the International Equity Portfolio reimbursed, $117,651, $164,249, $17,033, $13,974, $986, $1,461, $873, and $16,378, respectively, of such expenses. Effective May 1, 1998, the Adviser agreed to limit the total normal expenses of each Portfolio to 1.49% of average annual net assets, except for the Large Cap Value Portfolio's expense limitation of 1.40% and the International Equity Portfolio's expense limitation of 1.75%.

    Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

    The Fund pays each of its Trustees not affiliated with the Adviser $7,500 annually. For the year ended December 31, 1998, Trustees' fees and expenses totaled $25,500.

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB (Rushmore Trust), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Aggressive Small Cap Equity Portfolio, the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio, and the International Equity Portfolio for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

5. Securities Transactions

    For the year ended December 31, 1998, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                   AGGRESIVE       AGGRESSIVE      MID CAP      AGGRESSIVE
                                               SMALL CAP EQUITY      GROWTH         GROWTH       MICRO CAP
                                                   PORTFOLIO        PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               -----------------  -------------  ------------  -------------
Purchases....................................    $  73,746,379    $ 192,553,844  $ 17,779,736   $17,049,010
                                               -----------------  -------------  ------------  -------------
                                               -----------------  -------------  ------------  -------------
Sales........................................    $  98,638,433    $ 223,588,024  $ 18,851,872   $17,462,892
                                               -----------------  -------------  ------------  -------------
                                               -----------------  -------------  ------------  -------------


                                                                    LARGE CAP     LARGE CAP    INTERNATIONAL
                                                SMALL CAP VALUE      GROWTH         VALUE         EQUITY
                                                   PORTFOLIO        PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               -----------------  -------------  ------------  -------------
Purchases....................................    $   1,279,497    $   2,454,057  $  1,671,541   $12,352,270
                                               -----------------  -------------  ------------  -------------
                                               -----------------  -------------  ------------  -------------
Sales........................................    $     450,444    $     714,375  $  1,188,768   $ 2,843,156
                                               -----------------  -------------  ------------  -------------
                                               -----------------  -------------  ------------  -------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------

6. Unrealized Appreciation and Depreciation of Investments

    Unrealized appreciation and depreciation as of December 31, 1998, based on the cost for Federal income tax purposes is as follows:

                                                    AGGRESSIVE       AGGRESSIVE     MID CAP     AGGRESSIVE
                                                 SMALL CAP EQUITY      GROWTH       GROWTH       MICRO CAP
                                                     PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                 -----------------  ------------  -----------  -------------
Gross Unrealized Appreciation..................    $   9,785,243    $ 11,149,032  $ 1,725,489   $ 2,202,901
Gross Unrealized Depreciation..................       (1,160,978)       (919,282)     (45,531)     (234,254)
                                                 -----------------  ------------  -----------  -------------
Net Unrealized Appreciation....................    $   8,624,265    $ 10,229,750  $ 1,679,958   $ 1,968,647
                                                 -----------------  ------------  -----------  -------------
                                                 -----------------  ------------  -----------  -------------
Cost of Investments for Federal Income Tax
 Purposes......................................    $  38,608,845    $ 93,510,233  $ 6,556,398   $ 7,614,556
                                                 -----------------  ------------  -----------  -------------
                                                 -----------------  ------------  -----------  -------------

                                                                     LARGE CAP     LARGE CAP   INTERNATIONAL
                                                  SMALL CAP VALUE      GROWTH        VALUE        EQUITY
                                                     PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                 -----------------  ------------  -----------  -------------
Gross Unrealized Appreciation..................    $      55,278    $    547,955  $    73,772   $   735,754
Gross Unrealized Depreciation..................         (102,540)           (891)     (18,948)     (943,002)
                                                 -----------------  ------------  -----------  -------------
Net Unrealized Appreciation (Depreciation).....    $     (47,262)   $    547,064  $    54,824   $  (207,248)
                                                 -----------------  ------------  -----------  -------------
                                                 -----------------  ------------  -----------  -------------
Cost of Investments for Federal Income Tax
 Purposes......................................    $     904,306    $  1,917,560  $   597,849   $10,545,259
                                                 -----------------  ------------  -----------  -------------
                                                 -----------------  ------------  -----------  -------------

7. Net Assets

    At December 31, 1998, net assets consisted of the following:

                                                    AGGRESSIVE       AGGRESSIVE     MID CAP     AGGRESSIVE
                                                 SMALL CAP EQUITY      GROWTH       GROWTH       MICRO CAP
                                                     PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                 -----------------  ------------  -----------  -------------
Paid-in-Capital................................    $  42,291,459    $ 62,208,028  $ 6,032,218   $ 8,080,116
Undistributed Net Investment Loss..............               --              --           --       (11,986)
Accumulated Net Realized Gain (Loss) on
 Investment Transactions.......................       (3,656,342)      8,784,082      361,305      (385,331)
Net Unrealized Appreciation (Depreciation) of
 Investments...................................        8,624,265      10,411,996    1,730,143     1,968,647
                                                 -----------------  ------------  -----------  -------------
NET ASSETS.....................................    $  47,259,382    $ 81,404,106  $ 8,123,666   $ 9,651,446
                                                 -----------------  ------------  -----------  -------------
                                                 -----------------  ------------  -----------  -------------

                                                                     LARGE CAP     LARGE CAP   INTERNATIONAL
                                                  SMALL CAP VALUE      GROWTH        VALUE        EQUITY
                                                     PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                 -----------------  ------------  -----------  -------------
Paid-in-Capital................................    $     952,946    $  1,902,258  $   616,269   $10,532,078
Accumulated Net Realized Gain (Loss) on
 Investment and Foreign Currency
 Transactions..................................          (49,263)        (51,859)     (15,654)       (3,010)
Net Unrealized Appreciation (Depreciation) of
 Investment and Foreign Currency
 Transactions..................................          (46,587)        551,148       54,824      (202,622)
                                                 -----------------  ------------  -----------  -------------
NET ASSETS.....................................    $     857,096    $  2,401,547  $   655,439   $10,326,446
                                                 -----------------  ------------  -----------  -------------
                                                 -----------------  ------------  -----------  -------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------

8. Federal Income Tax

    Permanent differences between tax and financial reporting of net investment income and net realized gain/ loss are reclassified. As of December 31, 1998, net investment losses were reclassified to paid-in-capital and accumulated net realized gain/loss on investment transactions as follows:

                                                                AGGRESSIVE SMALL   AGGRESSIVE      MID CAP
                                                                   CAP EQUITY        GROWTH        GROWTH
                                                                    PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                -----------------  -----------  -------------
Reduction of paid-in capital..................................     $   125,792             --    $   (34,943)
Reduction of accumulated net realized gain....................     $   306,620      $(807,971)            --

                                                                                    LARGE CAP   INTERNATIONAL
                                                                AGGRESSIVE MICRO     GROWTH        EQUITY
                                                                  CAP PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                -----------------  -----------  -------------
Reduction of paid-in-capital..................................     $   (55,104)     $  (3,965)           --
Reduction of accumulated net realized gain....................              --             --     $  (9,062)

    Additionally, as of December 31, 1998, the Aggressive Small Cap Equity Portfolio reclassified $5,397,358 of accumulated net realized gain on investments to paid-in-capital.

    At December 31, 1998, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                             AGGRESSIVE SMALL                       LARGE CAP    AGGRESSIVE
                                                CAP EQUITY       SMALL CAP VALUE     GROWTH       MICRO CAP
EXPIRES DECEMBER 31,                             PORTFOLIO          PORTFOLIO       PORTFOLIO     PORTFOLIO
-------------------------------------------  -----------------  -----------------  -----------  -------------
2005.......................................               --        $      50              --             --
2006.......................................    $   3,656,342           32,827       $  39,186    $   422,402
                                             -----------------        -------      -----------  -------------
                                               $   3,656,342        $  32,877       $  39,186    $   422,402
                                             -----------------        -------      -----------  -------------
                                             -----------------        -------      -----------  -------------

9. Reorganization

    On July 24, 1998, the Navellier Aggressive Small Cap Equity Portfolio of the Navellier Performance Funds (the "Acquiring Portfolio") acquired all the net assets of the Navellier Aggressive Small Cap Equity Portfolio of the Navellier Series Fund (the "Series Fund") pursuant to a plan of reorganization approved by the Series Fund's shareholders on June 26, 1998. The acquisition was accomplished by a tax-free exchange of 3,318,156 shares of the Acquiring Portfolio (valued at $54,597,912) for the 3,318,156 shares of the Series Fund outstanding on July 24, 1998. Series Fund's net assets at that date ($54,597,912), including $6,897,784 of unrealized appreciation, were combined with those of the Acquiring Portfolio. The aggregate net assets of the Acquiring Portfolio and Series Fund immediately before the acquisition were $10,298 and $54,597,912, respectively.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)

                                                   AGGRESSIVE       AGGRESSIVE     MID CAP     AGGRESSIVE
                                                SMALL CAP EQUITY      GROWTH        GROWTH      MICRO CAP
                                                    PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                -----------------  ------------  ------------  -----------
ASSETS
  Securities at Cost..........................    $  29,694,966    $ 72,801,107  $ 20,737,517  $ 4,930,034
                                                -----------------  ------------  ------------  -----------
                                                -----------------  ------------  ------------  -----------
  Securities at Value (Note 1)................    $  38,815,049    $ 78,855,404  $ 25,011,513  $ 6,329,910
  Receivable for Securities Sold..............        4,058,842       5,802,293     1,556,955      241,395
  Receivable for Shares Sold..................          505,587         777,976     1,124,922        3,336
  Interest Receivable.........................            7,976          15,805         4,980          964
  Dividends Receivable........................            1,200          27,750         5,576          120
  Other Receivables...........................               --             162            --           --
  Unamortized Organizational Costs (Note 1)...               --          37,590            --           --
                                                -----------------  ------------  ------------  -----------
    Total Assets..............................       43,388,654      85,516,980    27,703,946    6,575,725
                                                -----------------  ------------  ------------  -----------
LIABILITIES
  Investment Advisory Fee Payable
    (Note 2)..................................           26,295          50,565        14,328        4,275
  Administrative Fee Payable (Note 2).........            7,826          15,049         4,264        1,272
  Distribution Plan Fee Payable (Note 4)......            7,826          15,049         4,264        1,272
  Payable for Securities Purchased............        2,382,143       6,228,895     2,272,645      114,750
  Payable for Shares Redeemed.................           19,716          85,630        38,117       25,090
  Other Payables and Accrued Expenses.........            4,697           9,047         2,558          769
  Organizational Expense Payable to Adviser
    (Note 1)..................................               --          37,590            --           --
                                                -----------------  ------------  ------------  -----------
    Total Liabilities.........................        2,448,503       6,441,825     2,336,176      147,428
                                                -----------------  ------------  ------------  -----------
NET ASSETS....................................    $  40,940,151    $ 79,075,155  $ 25,367,770  $ 6,428,297
                                                -----------------  ------------  ------------  -----------
                                                -----------------  ------------  ------------  -----------
SHARES OUTSTANDING............................        2,309,377       4,408,106     1,254,783      301,896
                                                -----------------  ------------  ------------  -----------
                                                -----------------  ------------  ------------  -----------
NET ASSET VALUE PER SHARE.....................           $17.73          $17.94        $20.22       $21.29
                                                         ------          ------        ------  -----------
                                                         ------          ------        ------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)

                                                     SMALL CAP    LARGE CAP    LARGE CAP   INTERNATIONAL
                                                       VALUE       GROWTH        VALUE        EQUITY
                                                     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                    -----------  -----------  -----------  -------------
ASSETS
  Securities at Cost..............................  $ 1,162,228  $ 5,403,934  $   989,211   $ 9,837,686
                                                    -----------  -----------  -----------  -------------
                                                    -----------  -----------  -----------  -------------
  Securities at Value (Note 1)....................  $ 1,236,844  $ 6,683,804  $ 1,107,745   $ 8,832,098
  Receivable for Securities Sold..................           --           --           --           595
  Receivable for Shares Sold......................           --       28,903       41,466            45
  Interest Receivable.............................          289          595          308         2,025
  Dividends Receivable............................          888          942        1,817        18,311
  Other Receivables...............................           --           27           --           913
  Unamortized Organizational Costs (Note 1).......       64,260       64,260       64,260        64,260
                                                    -----------  -----------  -----------  -------------
    Total Assets..................................    1,302,281    6,778,531    1,215,596     8,918,247
                                                    -----------  -----------  -----------  -------------
LIABILITIES
  Investment Advisory Fee Payable (Note 2)........          771        4,478          647         7,102
  Administrative Fee Payable (Note 2).............          229        1,333          216         1,775
  Distribution Plan Fee Payable (Note 4)..........          229        1,333          216         1,775
  Payable for Securities Purchased................       30,628           --           --       165,598
  Payable for Shares Redeemed.....................           --       32,059           --            --
  Other Payables and Accrued Expenses.............          138          800          129         1,776
  Organizational Expense Payable to Adviser (Note
    1)............................................       64,260       64,260       64,260        64,260
                                                    -----------  -----------  -----------  -------------
    Total Liabilities.............................       96,255      104,263       65,468       242,286
                                                    -----------  -----------  -----------  -------------
NET ASSETS........................................  $ 1,206,026  $ 6,674,268  $ 1,150,128   $ 8,675,961
                                                    -----------  -----------  -----------  -------------
                                                    -----------  -----------  -----------  -------------
SHARES OUTSTANDING................................      123,243      397,088       87,865       899,844
                                                    -----------  -----------  -----------  -------------
                                                    -----------  -----------  -----------  -------------
NET ASSET VALUE PER SHARE.........................        $9.79       $16.81       $13.09         $9.64
                                                          -----  -----------  -----------         -----
                                                          -----  -----------  -----------         -----

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

                                                      AGGRESSIVE SMALL    AGGRESSIVE     MID CAP    AGGRESSIVE
                                                         CAP EQUITY         GROWTH       GROWTH      MICRO CAP
                                                          PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                      -----------------  ------------  -----------  -----------
INVESTMENT INCOME
  Interest (Note 1).................................    $      28,995    $     95,730  $    18,828   $  14,564
  Dividends (Note 1)................................           16,330         103,211       30,709       4,659
                                                      -----------------  ------------  -----------  -----------
    Total Investment Income.........................           45,325         198,941       49,537      19,223
                                                      -----------------  ------------  -----------  -----------
EXPENSES
  Investment Advisory Fee (Note 2)..................          162,959         305,625       56,575      28,428
  Administrative Fee (Note 2).......................           48,500          90,960       16,838       8,461
  Distribution Plan Fees (Note 4)...................           48,502          91,235       16,882       8,453
  Transfer Agent and Custodian Fee (Note 3).........           53,540          69,726       27,363      24,244
  Shareholder Reports and Notices...................           19,881          17,190        3,070       3,449
  Registration Fees.................................           13,968           6,489        7,365      12,167
  Organizational Expense (Note 1)...................               --          12,600           --          --
  Trustees' Fees and Expenses (Note 2)..............            1,406           1,406        1,406       1,406
  Other Expenses....................................            6,513          12,690        1,796       1,949
                                                      -----------------  ------------  -----------  -----------
    Total Expenses..................................          355,269         607,921      131,295      88,557
    Less Expenses Reimbursed by Investment
      Adviser (Note 2)..............................          (66,209)        (65,525)     (30,897)    (38,139)
                                                      -----------------  ------------  -----------  -----------
      Net Expenses..................................          289,060         542,396      100,398      50,418
                                                      -----------------  ------------  -----------  -----------
NET INVESTMENT LOSS.................................         (243,735)       (343,455)     (50,861)    (31,195)
                                                      -----------------  ------------  -----------  -----------
Net Realized Gain on Investment Transactions........        3,608,911      18,685,797    2,335,440     591,694
Change in Net Unrealized Appreciation of
  Investments.......................................          495,818      (4,357,699)   2,543,854    (568,772)
                                                      -----------------  ------------  -----------  -----------
NET GAIN ON INVESTMENTS.............................        4,104,729      14,328,098    4,879,294      22,922
                                                      -----------------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................    $   3,860,994    $ 13,984,643  $ 4,828,433   $  (8,273)
                                                      -----------------  ------------  -----------  -----------
                                                      -----------------  ------------  -----------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

                                                              SMALL CAP    LARGE CAP    LARGE CAP   INTERNATIONAL
                                                                VALUE       GROWTH        VALUE        EQUITY
                                                              PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                             -----------  -----------  -----------  -------------
INVESTMENT INCOME
  Interest (Note 1)........................................   $   1,015    $   5,302    $   1,103    $    20,105
  Dividends (Note 1).......................................       7,423       13,170        8,679        103,924
                                                             -----------  -----------  -----------  -------------
    Total Investment Income................................       8,438       18,472        9,782        124,029
                                                             -----------  -----------  -----------  -------------
EXPENSES
  Investment Advisory Fee (Note 2).........................       3,658       21,912        3,023         47,361
  Administrative Fee (Note 2)..............................       1,089        6,521        1,008         11,840
  Distribution Plan Fees (Note 4)..........................       1,089        6,571        1,010         11,868
  Transfer Agent and Custodian Fee (Note 3)................      18,410       20,866       18,376         50,696
  Organizational Expense (Note 1)..........................       9,180        9,180        9,180          9,180
  Registration Fees........................................       6,695        6,695        6,695          6,948
  Trustees' Fees and Expenses (Note 2).....................       1,406        1,406        1,406          1,406
  Shareholder Reports and Notices..........................         467        1,153          396            636
  Other Expenses...........................................         239          746          264          1,549
                                                             -----------  -----------  -----------  -------------
    Total Expenses.........................................      42,233       75,050       41,358        141,484
    Less Expenses Reimbursed by Investment Adviser (Note
      2)...................................................     (35,744)     (36,133)     (35,712)       (58,575)
                                                             -----------  -----------  -----------  -------------
      Net Expenses.........................................       6,489       38,917        5,646         82,909
                                                             -----------  -----------  -----------  -------------
NET INVESTMENT INCOME (LOSS)...............................       1,949      (20,445)       4,136         41,120
                                                             -----------  -----------  -----------  -------------
Net Realized Gain (Loss) on Investment Transactions........     (43,508)      (2,703)      44,347        (20,812)
Net Realized Loss on Foreign Currency Transactions.........          --           --           --           (316)
Change in Net Unrealized Appreciation/Depreciation of
  Investments..............................................     121,204      728,722       63,710       (803,332)
                                                             -----------  -----------  -----------  -------------
NET GAIN (LOSS) ON INVESTMENTS.............................      77,696      726,019      108,057       (824,460)
                                                             -----------  -----------  -----------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...............................................   $  79,645    $ 705,574    $ 112,193    $  (783,340)
                                                             -----------  -----------  -----------  -------------
                                                             -----------  -----------  -----------  -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                           AGGRESSIVE SMALL CAP EQUITY          AGGRESSIVE GROWTH
                                                    PORTFOLIO                       PORTFOLIO
                                          -----------------------------   -----------------------------
                                           FOR THE SIX    FOR THE YEAR     FOR THE SIX    FOR THE YEAR
                                          MONTHS ENDED        ENDED       MONTHS ENDED        ENDED
                                          JUNE 30, 1999   DECEMBER 31,    JUNE 30, 1999   DECEMBER 31,
                                           (UNAUDITED)        1998         (UNAUDITED)        1998
                                          -------------   -------------   -------------   -------------
FROM INVESTMENT ACTIVITIES
  Net Investment Loss...................  $   (243,735)   $   (432,412)   $   (343,455)   $   (807,971)
  Net Realized Gain (Loss) on Investment
    Transactions........................     3,608,911        (338,976)     18,685,797      10,857,763
  Change in Net Unrealized Appreciation
    of Investments......................       495,818         686,288      (4,357,699)        262,591
                                          -------------   -------------   -------------   -------------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................     3,860,994         (85,100)     13,984,643      10,312,383
                                          -------------   -------------   -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Realized Gain................      (461,494)             --              --              --
                                          -------------   -------------   -------------   -------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....    19,451,452      69,506,803      52,417,234     267,578,704
  Reinvestment of Distributions.........       446,173              --              --              --
  Cost of Shares Redeemed...............   (29,616,356)    (95,041,562)    (68,730,828)   (298,233,289)
                                          -------------   -------------   -------------   -------------
    Net Decrease in Net Assets Resulting
      from Share Transactions...........    (9,718,731)    (25,534,759)    (16,313,594)    (30,654,585)
                                          -------------   -------------   -------------   -------------
    TOTAL DECREASE IN NET ASSETS........    (6,319,231)    (25,619,859)     (2,328,951)    (20,342,202)
NET ASSETS -- Beginning of Period.......    47,259,382      72,879,241      81,404,106     101,746,308
                                          -------------   -------------   -------------   -------------
NET ASSETS -- End of Period.............  $ 40,940,151    $ 47,259,382    $ 79,075,155    $ 81,404,106
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
SHARES
  Sold..................................     1,234,077       4,515,915       3,349,327      20,345,331
  Issued in Reinvestment of
    Distributions.......................        29,706              --              --              --
  Redeemed..............................    (1,909,492)     (6,115,945)     (4,432,669)    (22,510,476)
                                          -------------   -------------   -------------   -------------
    Net Decrease in Shares..............      (645,709)     (1,600,030)     (1,083,342)     (2,165,145)
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                 MID CAP GROWTH                 AGGRESSIVE MICRO CAP
                                                    PORTFOLIO                         PORTFOLIO
                                          -----------------------------   ---------------------------------
                                           FOR THE SIX    FOR THE YEAR     FOR THE SIX       FOR THE YEAR
                                          MONTHS ENDED        ENDED        MONTHS ENDED         ENDED
                                          JUNE 30, 1999   DECEMBER 31,    JUNE 30, 1999      DECEMBER 31,
                                           (UNAUDITED)        1998         (UNAUDITED)           1998
                                          -------------   -------------   --------------   ----------------
FROM INVESTMENT ACTIVITIES
  Net Investment Loss...................  $    (50,861)   $    (34,943)    $   (31,195)       $  (67,090)
  Net Realized Gain (Loss) on Investment
    Transactions........................     2,335,440         600,569         591,694          (593,873)
  Change in Net Unrealized Appreciation
    of Investments......................     2,543,854         485,817        (568,772)          938,282
                                          -------------   -------------   --------------   ----------------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................     4,828,433       1,051,443          (8,273)          277,319
                                          -------------   -------------   --------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Realized Gain................            --        (174,079)             --                --
                                          -------------   -------------   --------------   ----------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....    18,973,065      14,064,660       1,615,638        16,347,179
  Reinvestment of Distributions.........            --         170,002              --                --
  Cost of Shares Redeemed...............    (6,557,394)    (15,360,950)     (4,830,514)      (17,163,447)
                                          -------------   -------------   --------------   ----------------
    Net Increase (Decrease) in Net
      Assets Resulting from Share
      Transactions......................    12,415,671      (1,126,288)     (3,214,876)         (816,268)
                                          -------------   -------------   --------------   ----------------
    TOTAL INCREASE IN NET ASSETS........    17,244,104        (248,924)     (3,223,149)         (538,949)
NET ASSETS -- Beginning of Period.......     8,123,666       8,372,590       9,651,446        10,190,395
                                          -------------   -------------   --------------   ----------------
NET ASSETS -- End of Period.............  $ 25,367,770    $  8,123,666     $ 6,428,297        $9,651,446
                                          -------------   -------------   --------------   ----------------
                                          -------------   -------------   --------------   ----------------
SHARES
  Sold..................................     1,047,870       1,082,352          83,164           825,396
  Issued in Reinvestment of
    Distributions.......................            --          12,658              --                --
  Redeemed..............................      (388,057)     (1,173,434)       (253,911)         (852,387)
                                          -------------   -------------   --------------   ----------------
    Net Increase (Decrease) in Shares...       659,813         (78,424)       (170,747)          (26,991)
                                          -------------   -------------   --------------   ----------------
                                          -------------   -------------   --------------   ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                    SMALL CAP                         LARGE CAP
                                                 VALUE PORTFOLIO                  GROWTH PORTFOLIO
                                          -----------------------------   ---------------------------------
                                           FOR THE SIX    FOR THE YEAR     FOR THE SIX       FOR THE YEAR
                                          MONTHS ENDED        ENDED        MONTHS ENDED         ENDED
                                          JUNE 30, 1999   DECEMBER 31,    JUNE 30, 1999      DECEMBER 31,
                                           (UNAUDITED)        1998         (UNAUDITED)           1998
                                          -------------   -------------   --------------   ----------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)..........  $      1,949    $      6,650     $   (20,445)       $   (3,965)
  Net Realized Loss on Investment
    Transactions........................       (43,508)        (49,214)         (2,703)          (51,859)
  Change in Net Unrealized Appreciation/
    Depreciation of Investments.........       121,204         (47,797)        728,722           548,665
                                          -------------   -------------   --------------   ----------------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................        79,645         (90,361)        705,574           492,841
                                          -------------   -------------   --------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income............            --          (6,650)             --                --
                                          -------------   -------------   --------------   ----------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....       465,242       1,107,661       6,600,407         2,553,343
  Reinvestment of Distributions.........            --           6,650              --                --
  Cost of Shares Redeemed...............      (195,957)       (261,412)     (3,033,260)         (747,178)
                                          -------------   -------------   --------------   ----------------
    Net Increase in Net Assets Resulting
      from Share Transactions...........       269,285         852,899       3,567,147         1,806,165
                                          -------------   -------------   --------------   ----------------
    TOTAL INCREASE IN NET ASSETS........       348,930         755,888       4,272,721         2,299,006
NET ASSETS -- Beginning of Period.......       857,096         101,208       2,401,547           102,541
                                          -------------   -------------   --------------   ----------------
NET ASSETS -- End of Period.............  $  1,206,026    $    857,096     $ 6,674,268        $2,401,547
                                          -------------   -------------   --------------   ----------------
                                          -------------   -------------   --------------   ----------------
SHARES
  Sold..................................        52,435         109,516         420,796           216,274
  Issued in Reinvestment of
    Distributions.......................            --             722              --                --
  Redeemed..............................       (22,261)        (27,174)       (189,698)          (60,290)
                                          -------------   -------------   --------------   ----------------
    Net Increase in Shares..............        30,174          83,064         231,098           155,984
                                          -------------   -------------   --------------   ----------------
                                          -------------   -------------   --------------   ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                    LARGE CAP                       INTERNATIONAL
                                                 VALUE PORTFOLIO                  EQUITY PORTFOLIO
                                          -----------------------------   ---------------------------------
                                           FOR THE SIX    FOR THE YEAR     FOR THE SIX       FOR THE YEAR
                                          MONTHS ENDED        ENDED        MONTHS ENDED         ENDED
                                          JUNE 30, 1999   DECEMBER 31,    JUNE 30, 1999      DECEMBER 31,
                                           (UNAUDITED)        1998         (UNAUDITED)           1998
                                          -------------   -------------   --------------   ----------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)..........  $      4,136    $      8,851     $    41,120        $   (9,344)
  Net Realized Gain (Loss) on Investment
    Transactions........................        44,347          18,166         (20,812)          232,783
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............            --              --            (316)              282
  Change in Net Unrealized Appreciation/
    Depreciation of Investments.........        63,710          53,686        (803,332)         (202,622)
                                          -------------   -------------   --------------   ----------------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................       112,193          80,703        (783,340)           21,099
                                          -------------   -------------   --------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income............            --          (8,851)             --                --
  From Net Realized Gain................            --         (33,820)             --          (226,731)
                                          -------------   -------------   --------------   ----------------
    Total Distributions to
      Shareholders......................            --         (42,671)             --          (226,731)
                                          -------------   -------------   --------------   ----------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....       523,658         844,096       1,266,364        11,259,013
  Reinvestment of Distributions.........            --          42,522              --           226,731
  Cost of Shares Redeemed...............      (141,162)       (370,425)     (2,133,509)         (963,665)
                                          -------------   -------------   --------------   ----------------
    Net Increase (Decrease) in Net
      Assets Resulting from Share
      Transactions......................       382,496         516,193        (867,145)       10,522,079
                                          -------------   -------------   --------------   ----------------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS............................       494,689         554,225      (1,650,485)       10,316,447
NET ASSETS -- Beginning of Period.......       655,439         101,214      10,326,446             9,999
                                          -------------   -------------   --------------   ----------------
NET ASSETS -- End of Period.............  $  1,150,128    $    655,439     $ 8,675,961        $10,326,446
                                          -------------   -------------   --------------   ----------------
                                          -------------   -------------   --------------   ----------------
SHARES
  Sold..................................        42,463          75,563         124,647         1,063,405
  Issued in Reinvestment of
    Distributions.......................            --           3,723              --            21,738
  Redeemed..............................       (12,151)        (31,741)       (214,886)          (96,060)
                                          -------------   -------------   --------------   ----------------
    Net Increase (Decrease) in Shares...        30,312          47,545         (90,239)          989,083
                                          -------------   -------------   --------------   ----------------
                                          -------------   -------------   --------------   ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       AGGRESSIVE SMALL CAP EQUITY
                                                                               PORTFOLIO**
                                          --------------------------------------------------------------------------------------
                                            FOR THE SIX
                                            MONTHS ENDED                      FOR THE YEARS ENDED DECEMBER 31,
                                           JUNE 30, 1999     -------------------------------------------------------------------
                                            (UNAUDITED)            1998               1997             1996            1995
                                          ----------------   ----------------   ----------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $15.99             $16.00             $17.79           $15.41          $10.98
                                               -------            -------            -------       -------------   -------------
  Income from Investment Operations:
    Net Investment Loss.................         (0.11)             (0.15)             (0.30)           (0.23)          (0.16)
    Net Realized and Unrealized Gain on
      Investments.......................          2.05               0.14               2.30(C)          2.61            4.97
                                               -------            -------            -------       -------------   -------------
      Total from Investment
        Operations......................          1.94              (0.01)              2.00             2.38            4.81
                                               -------            -------            -------       -------------   -------------
  Distributions to Shareholders:
    From Net Realized Gain..............         (0.20)                --              (3.79)              --           (0.38)
                                               -------            -------            -------       -------------   -------------
  Net Increase (Decrease) in Net Asset
    Value...............................          1.74              (0.01)             (1.79)            2.38            4.43
                                               -------            -------            -------       -------------   -------------
  Net Asset Value -- End of Period......        $17.73             $15.99             $16.00           $17.79          $15.41
                                               -------            -------            -------       -------------   -------------
                                               -------            -------            -------       -------------   -------------

TOTAL INVESTMENT RETURN.................         12.31%(A)          (0.06)%            11.24%           15.44%          43.80%

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.49%(B)           1.63%              2.33%            1.75%           1.75%
  Expenses Before Reimbursement (Note
    2)..................................          1.83%(B)           1.98%              2.62%            1.86%           2.10%
  Net Investment Loss After
    Reimbursement (Note 2)..............         (1.26)%(B)         (0.79)%            (1.37)%          (1.33)%         (1.15)%
  Net Investment Loss Before
    Reimbursement (Note 2)..............         (1.60)%(B)         (1.13)%            (1.64)%          (1.44)%         (1.50)%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............           120%               145%               184%             137%            170%
  Net Assets at End of Period (in
    thousands)..........................       $40,940            $47,259            $72,879          $190,035        $105,299
  Number of Shares Outstanding at End of
    Period (in thousands)...............         2,309              2,955              4,555           10,683           6,831


                                             FOR THE
                                             PERIOD
                                              ENDED
                                          DECEMBER 31,
                                              1994*
                                          -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................      $10.00
                                          -------------
  Income from Investment Operations:
    Net Investment Loss.................       (0.08)
    Net Realized and Unrealized Gain on
      Investments.......................        1.06
                                          -------------
      Total from Investment
        Operations......................        0.98
                                          -------------
  Distributions to Shareholders:
    From Net Realized Gain..............          --
                                          -------------
  Net Increase (Decrease) in Net Asset
    Value...............................        0.98
                                          -------------
  Net Asset Value -- End of Period......      $10.98
                                          -------------
                                          -------------
TOTAL INVESTMENT RETURN.................        9.80%(A)
RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................        1.68%(B)
  Expenses Before Reimbursement (Note
    2)..................................        4.52%(B)
  Net Investment Loss After
    Reimbursement (Note 2)..............       (0.81)%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............       (3.65)%(B)
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............         140%
  Net Assets at End of Period (in
    thousands)..........................     $18,224
  Number of Shares Outstanding at End of
    Period (in thousands)...............       1,660

-----------------------------

 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized
 (C) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.

 * FROM COMMENCEMENT OF OPERATIONS JANUARY 3, 1994
** Financial Highlights include the performance of the Navellier Aggressive
   Small Cap Equity Portfolio, a series of the Navellier Series Fund, which reorganized on July 24, 1998, as a series of the Navellier Performance Funds.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         AGGRESSIVE GROWTH
                                                                             PORTFOLIO
                                          --------------------------------------------------------------------------------
                                                                                                                FOR THE
                                           FOR THE SIX                  FOR THE YEARS ENDED                     PERIOD
                                          MONTHS ENDED                      DECEMBER 31,                         ENDED
                                          JUNE 30, 1999   ------------------------------------------------   DECEMBER 31,
                                           (UNAUDITED)          1998             1997            1996            1995*
                                          -------------   ----------------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................      $14.82            $13.29           $12.25           $9.99          $10.00
                                          -------------        -------       -------------   -------------       ------
  Income from Investment Operations:
    Net Investment Loss.................       (0.08)            (0.15)           (0.14)          (0.12)             --
    Net Realized and Unrealized Gain
      (Loss) on Investments.............        3.20              1.68             1.34            2.38(C)        (0.01)
                                          -------------        -------       -------------   -------------       ------
      Total from Investment
        Operations......................        3.12              1.53             1.20            2.26           (0.01)
                                          -------------        -------       -------------   -------------       ------
  Distributions to Shareholders:
    From Net Realized Gain..............          --                --            (0.16)             --              --
                                          -------------        -------       -------------   -------------       ------
  Net Increase (Decrease) in Net Asset
    Value...............................        3.12              1.53             1.04            2.26           (0.01)
                                          -------------        -------       -------------   -------------       ------
  Net Asset Value -- End of Period......      $17.94            $14.82           $13.29          $12.25           $9.99
                                          -------------        -------       -------------   -------------       ------
                                          -------------        -------       -------------   -------------       ------

TOTAL INVESTMENT RETURN.................       21.05%(A)         11.51%            9.77%          22.62%          (0.10)%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................        1.49%(B)          1.68%            2.00%           2.00%           2.00%(B)
  Expenses Before Reimbursement (Note
    2)..................................        1.67%(B)          1.89%            2.15%           2.22%          27.25%(B)
  Net Investment Income (Loss) After
    Reimbursement (Note 2)..............       (0.94)%(B)        (0.92)%          (1.07)%         (1.57)%          2.59%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............       (1.12)%(B)        (1.13)%          (1.22)%         (1.77)%        (12.66)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............         378%              237%             247%            169%             --
  Net Assets at End of Period (in
    thousands)..........................     $79,075           $81,404          $101,746        $95,246            $300
  Number of Shares Outstanding at End of
    Period (in thousands)...............       4,408             5,491            7,657           7,774              30

--------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized
(C) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amounts of per share realized and unrealized gain and loss at such time.

* FROM COMMENCEMENT OF OPERATIONS DECEMBER 28, 1995

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   MID CAP GROWTH
                                                                     PORTFOLIO
                                          ----------------------------------------------------------------
                                                                FOR THE YEARS ENDED             FOR THE
                                           FOR THE SIX                                          PERIOD
                                          MONTHS ENDED              DECEMBER 31,                 ENDED
                                          JUNE 30, 1999   --------------------------------   DECEMBER 31,
                                           (UNAUDITED)          1998             1997            1996*
                                          -------------       --------       -------------   -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................      $13.65            $12.43           $10.27          $10.00
                                          -------------         ------           ------      -------------
  Income from Investment Operations:
    Net Investment Income (Loss)........       (0.04)            (0.06)           (0.06)           0.01
    Net Realized and Unrealized Gain on
      Investments.......................        6.61              1.59             2.75            0.27
                                          -------------         ------           ------      -------------
      Total from Investment
        Operations......................        6.57              1.53             2.69            0.28
                                          -------------         ------           ------      -------------
  Distributions to Shareholders:
    From Net Investment Income..........          --                --               --           (0.01)
    From Net Realized Gain..............          --             (0.31)           (0.53)             --
                                          -------------         ------           ------      -------------
      Total Distributions to
        Shareholders....................          --             (0.31)           (0.53)          (0.01)
                                          -------------         ------           ------      -------------
  Net Increase in Net Asset Value.......        6.57              1.22             2.16            0.27
                                          -------------         ------           ------      -------------
  Net Asset Value -- End of Period......      $20.22            $13.65           $12.43          $10.27
                                          -------------         ------           ------      -------------
                                          -------------         ------           ------      -------------

TOTAL INVESTMENT RETURN.................       48.13%(A)         12.31%           26.18%           2.75%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................        1.49%(B)          1.66%            2.00%           2.00%(B)
  Expenses Before Reimbursement (Note
    2)..................................        1.93%(B)          2.56%            3.27%         113.02%(B)
  Net Investment Income (Loss) After
    Reimbursement (Note 2)..............       (0.75)%(B)        (0.38)%          (0.69)%          0.87%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............       (1.20)%(B)        (1.27)%          (1.96)%       (110.15)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............         107%              211%             163%             --
  Net Assets at End of Period (in
    thousands)..........................     $25,368            $8,124           $8,373          $1,642
  Number of Shares Outstanding at End of
    Period (in thousands)...............       1,255               595              673             160

-----------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         AGGRESSIVE MICRO CAP
                                                               PORTFOLIO
                                          ---------------------------------------------------
                                                                                   FOR THE
                                            FOR THE SIX        FOR THE YEAR        PERIOD
                                            MONTHS ENDED          ENDED             ENDED
                                           JUNE 30, 1999       DECEMBER 31,     DECEMBER 31,
                                            (UNAUDITED)            1998             1997*
                                          ----------------   ----------------   -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $20.42             $20.40           $15.64
                                                ------             ------       -------------
  Income from Investment Operations:
    Net Investment Loss.................         (0.12)             (0.14)           (0.05)
    Net Realized and Unrealized Gain on
      Investments.......................          0.99               0.16             5.17
                                                ------             ------       -------------
      Total from Investment
        Operations......................          0.87               0.02             5.12
                                                ------             ------       -------------
  Distributions to Shareholders:
    From Net Realized Gain..............            --                 --            (0.36)
                                                ------             ------       -------------
  Net Increase in Net Asset Value.......          0.87               0.02             4.76
                                                ------             ------       -------------
  Net Asset Value -- End of Period......        $21.29             $20.42           $20.40
                                                ------             ------       -------------
                                                ------             ------       -------------

TOTAL INVESTMENT RETURN.................          4.26%(A)           0.10%           32.76%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.49%(B)           1.51%            1.55%(B)
  Expenses Before Reimbursement (Note
    2)..................................          2.62%(B)           2.50%            3.21%(B)
  Net Investment Loss After
    Reimbursement (Note 2)..............         (0.92)%(B)         (0.71)%          (0.54)%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............         (2.05)%(B)         (1.70)%          (2.20)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............            90%               196%              86%
  Net Assets at End of Period (in
    thousands)..........................       $ 6,428            $ 9,651          $10,190
  Number of Shares Outstanding at End of
    Period (in thousands)...............           302                473              500

------------------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATIONS MARCH 17, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             SMALL CAP VALUE                              LARGE CAP GROWTH
                                                                PORTFOLIO                                     PORTFOLIO
                                          ------------------------------------------------------   -------------------------------
                                            FOR THE SIX          FOR THE            FOR THE         FOR THE SIX        FOR THE
                                            MONTHS ENDED        YEAR ENDED        PERIOD ENDED     MONTHS ENDED      YEAR ENDED
                                           JUNE 30, 1999         DEC. 31,           DEC. 31,       JUNE 30, 1999      DEC. 31,
                                            (UNAUDITED)            1998              1997*          (UNAUDITED)         1998
                                          ----------------   ----------------   ----------------   -------------   ---------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................         $9.21             $10.12             $10.00           $14.47           $10.25
                                                ------             ------             ------           ------           ------
  Income from Investment Operations:
    Net Investment Income (Loss)........          0.02               0.07               0.01            (0.05)           (0.02)
    Net Realized and Unrealized Gain
      (Loss) on Investments.............          0.56              (0.91)              0.12             2.39             4.24
                                                ------             ------             ------           ------           ------
      Total from Investment
        Operations......................          0.58              (0.84)              0.13             2.34             4.22
                                                ------             ------             ------           ------           ------
  Distributions to Shareholders:
    From Net Investment Income..........            --              (0.07)             (0.01)              --               --
                                                ------             ------             ------           ------           ------
  Net Increase (Decrease) in Net Asset
    Value...............................          0.58              (0.91)              0.12             2.34             4.22
                                                ------             ------             ------           ------           ------
  Net Asset Value -- End of Period......         $9.79              $9.21             $10.12           $16.81           $14.47
                                                ------             ------             ------           ------           ------
                                                ------             ------             ------           ------           ------

TOTAL INVESTMENT RETURN.................          6.30%(A)          (8.28)%             1.25%(A)        16.17%(A)        41.17%

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.49%(B)           1.53%              1.75%(B)         1.49%(B)         1.54%
  Expenses Before Reimbursement (Note
    2)..................................          9.67%(B)          13.01%              7.74%(B)         2.86%(B)         9.11%
  Net Investment Income (Loss) After
    Reimbursement (Note 2)..............          0.45%(B)           1.12%              1.94%(B)        (0.78)%(B)       (0.43)%
  Net Investment Loss Before
    Reimbursement (Note 2)..............         (7.74)%(B)        (10.36)%            (4.03)%(B)       (2.15)%(B)       (8.00)%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............            44%                85%                 2%              40%              80%
  Net Assets at End of Period (in
    thousands)..........................        $1,206               $857               $101           $6,674           $2,402
  Number of Shares Outstanding at End of
    Period (in thousands)...............           123                 93                 10              397              166


                                              FOR THE
                                           PERIOD ENDED
                                             DEC. 31,
                                               1997*
                                          ---------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................       $10.00
                                               ------
  Income from Investment Operations:
    Net Investment Income (Loss)........         0.01
    Net Realized and Unrealized Gain
      (Loss) on Investments.............         0.25
                                               ------
      Total from Investment
        Operations......................         0.26
                                               ------
  Distributions to Shareholders:
    From Net Investment Income..........        (0.01)
                                               ------
  Net Increase (Decrease) in Net Asset
    Value...............................         0.25
                                               ------
  Net Asset Value -- End of Period......       $10.25
                                               ------
                                               ------
TOTAL INVESTMENT RETURN.................         2.56%(A)
RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................         1.90%(B)
  Expenses Before Reimbursement (Note
    2)..................................         6.66%(B)
  Net Investment Income (Loss) After
    Reimbursement (Note 2)..............         2.40%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............        (2.36)%(B)
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............           --
  Net Assets at End of Period (in
    thousands)..........................         $103
  Number of Shares Outstanding at End of
    Period (in thousands)...............           10

-------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATION DECEMBER 19, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             LARGE CAP VALUE                            INTERNATIONAL EQUITY
                                                                PORTFOLIO                                     PORTFOLIO
                                          ------------------------------------------------------   -------------------------------
                                            FOR THE SIX          FOR THE            FOR THE         FOR THE SIX        FOR THE
                                            MONTHS ENDED        YEAR ENDED        PERIOD ENDED     MONTHS ENDED      YEAR ENDED
                                           JUNE 30, 1999         DEC. 31,           DEC. 31,       JUNE 30, 1999      DEC. 31,
                                            (UNAUDITED)            1998              1997*          (UNAUDITED)         1998
                                          ----------------   ----------------   ----------------   -------------   ---------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $11.39             $10.11             $10.00           $10.43           $10.00
                                                ------             ------             ------           ------          -------
  Income from Investment Operations:
    Net Investment Income (Loss)........          0.05               0.16               0.01             0.05            (0.01)
    Net Realized and Unrealized Gain
      (Loss) on Investments.............          1.65               1.91               0.11            (0.84)            0.67
                                                ------             ------             ------           ------          -------
      Total from Investment
        Operations......................          1.70               2.07               0.12            (0.79)            0.66
                                                ------             ------             ------           ------          -------
  Distributions to Shareholders:
    From Net Investment Income..........            --              (0.16)             (0.01)              --               --
    From Net Realized Gain..............            --              (0.63)                --               --            (0.23)
                                                ------             ------             ------           ------          -------
    Total Distributions to
      Shareholders......................            --              (0.79)             (0.01)              --            (0.23)
                                                ------             ------             ------           ------          -------
  Net Increase (Decrease) in Net Asset
    Value...............................          1.70               1.28               0.11            (0.79)            0.43
                                                ------             ------             ------           ------          -------
  Net Asset Value -- End of Period......        $13.09             $11.39             $10.11            $9.64           $10.43
                                                ------             ------             ------           ------          -------
                                                ------             ------             ------           ------          -------

TOTAL INVESTMENT RETURN.................         14.93%(A)          20.48%              1.18%(A)        (7.57)%(A)        6.64%
RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.40%(B)           1.42%              1.50%(B)         1.75%(B)         1.75%
  Expenses Before Reimbursement (Note
    2)..................................         10.22%(B)          14.34%              5.03%(B)         2.99%(B)         3.29%
  Net Investment Income (Loss) After
    Reimbursement (Note 2)..............          1.02%(B)           1.69%              3.09%(B)         0.87%(B)        (0.14)%
  Net Investment Loss Before
    Reimbursement (Note 2)..............         (7.80)%(B)        (11.22)%            (0.45)%(B)       (0.37)%(B)       (1.68)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............            31%               256%                --               30%              41%
  Net Assets at End of Period (in
    thousands)..........................        $1,150               $655               $101           $8,676          $10,326
  Number of Shares Outstanding at End of
    Period (in thousands)...............            88                 58                 10              900              990


                                              FOR THE
                                           PERIOD ENDED
                                             DEC. 31,
                                              1997**
                                          ---------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................       $10.00
                                              -------
  Income from Investment Operations:
    Net Investment Income (Loss)........           --
    Net Realized and Unrealized Gain
      (Loss) on Investments.............           --
                                              -------
      Total from Investment
        Operations......................           --
                                              -------
  Distributions to Shareholders:
    From Net Investment Income..........           --
    From Net Realized Gain..............           --
                                              -------
    Total Distributions to
      Shareholders......................           --
                                              -------
  Net Increase (Decrease) in Net Asset
    Value...............................           --
                                              -------
  Net Asset Value -- End of Period......       $10.00
                                              -------
                                              -------
TOTAL INVESTMENT RETURN.................           --(A)
RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................         1.75%(B)
  Expenses Before Reimbursement (Note
    2)..................................         5.48%(B)
  Net Investment Income (Loss) After
    Reimbursement (Note 2)..............        (1.75)%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............        (5.48)%(B)
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............           --
  Net Assets at End of Period (in
    thousands)..........................          $10
  Number of Shares Outstanding at End of
    Period (in thousands)...............            1

------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

  *  FROM COMMENCEMENT OF OPERATION DECEMBER 19, 1997
**  FROM COMMENCEMENT OF OPERATION DECEMBER 26, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999
(UNAUDITED)

1. Significant Accounting Policies

    The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of eight separate portfolios each with its own investment objectives and policies: the Aggressive Small Cap Equity Portfolio, a diversified open-end management company portfolio, the Aggressive Growth Portfolio, a non-diversified open-end management company portfolio, the Mid Cap Growth Portfolio, a diversified open-end management company portfolio, the Aggressive Micro Cap Portfolio (formerly the Aggressive Small Cap Portfolio), a diversified open-end management company portfolio, the Small Cap Value Portfolio, a diversified open-end management company portfolio, the Large Cap Growth Portfolio, a non-diversified open-end management company portfolio, the Large Cap Value Portfolio, a diversified open-end management company portfolio, and the International Equity Portfolio, a diversified open-end management company portfolio. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis.

      (c) Dividends from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

      (e) Organizational expenses of the Aggressive Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio, and the International Equity Portfolio totaling $126,000, $91,800, $91,800, $91,800, and $91,800, respectively, are being deferred and amortized over 60 months beginning with the public offering of shares in the portfolios. Any redemption by an initial investor during the amortization period will be reduced by a pro rata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At June 30, 1999, the unamortized organization costs of the Aggressive Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio, and the International Equity Portfolio were $37,590, $64,260, $64,260, $64,260 and $64,260, respectively.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------

2. Investment Advisory Fees and Other Transactions with Affiliates

    Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Effective May 1, 1998, under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Aggressive Small Cap Equity Portfolio, the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, and the Large Cap Growth Portfolio, 0.75% of the daily net assets of the Large Cap Value Portfolio, and 1.00% of the daily net assets of the International Equity Portfolio. The Adviser receives an annual fee equal to 0.25% of the Funds average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

    Under an agreement between the Fund and the Adviser related to payment of operating expenses, the Adviser has reserved the right to seek reimbursement for the past, present and future operating expenses of the Fund paid by the Adviser, at any time upon notice to the Fund. At December 31, 1998, the Adviser voluntarily agreed not to seek future reimbursement of all unreimbursed past expense incurred on behalf of the Fund. During the six months ended June 30, 1999, the Adviser paid operating expenses of the Aggressive Small Cap Equity Portfolio, the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, Large Cap Growth Portfolio, the Large Cap Value Portfolio and the International Equity Portfolio totaling $95,308, $120,101, $41,000, $43,215, $36,397, $40,046, $36,317, and
$70,415, respectively. Under the operating expense agreement, the Adviser requested, and the Aggressive Small Cap Equity Portfolio, the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio and the International Equity Portfolio reimbursed, $29,099, $54,576, $10,103, $5,076, $653, $3,913, $605, and $11,840 respectively, of such expenses.
Effective May 1, 1998, the Adviser agreed to limit the total normal expenses of each Portfolio to 1.49% of average annual net assets, except for the Large Cap Value Portfolio's expense limitation of 1.40% and the International Equity Portfolio's expense limitation of 1.75%.

    Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

    The Fund pays each of its Trustees not affiliated with the Adviser $7,500 annually. For the six months ended June 30, 1999, Trustees' fees and expenses totaled $11,250.

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB ("Rushmore Trust"), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Aggressive Small Cap Equity Portfolio, the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio, and, the International Equity Portfolio for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------

Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

5. Securities Transactions

    For the six months ended June 30, 1999, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                              AGGRESSIVE        AGGRESSIVE        MID CAP      AGGRESSIVE
                                           SMALL CAP EQUITY       GROWTH          GROWTH        MICRO CAP
                                               PORTFOLIO         PORTFOLIO       PORTFOLIO      PORTFOLIO
                                           -----------------  ---------------  -------------  -------------
Purchases................................   $    44,518,605   $   263,600,042  $  24,744,319  $   6,101,444
                                           -----------------  ---------------  -------------  -------------
                                           -----------------  ---------------  -------------  -------------
Sales....................................   $    55,122,837   $   283,184,006  $  14,046,569  $   9,274,128
                                           -----------------  ---------------  -------------  -------------
                                           -----------------  ---------------  -------------  -------------


                                                                 LARGE CAP       LARGE CAP    INTERNATIONAL
                                            SMALL CAP VALUE       GROWTH           VALUE         EQUITY
                                               PORTFOLIO         PORTFOLIO       PORTFOLIO      PORTFOLIO
                                           -----------------  ---------------  -------------  -------------
Purchases................................   $       611,636   $     5,536,044  $     462,074  $   2,529,614
                                           -----------------  ---------------  -------------  -------------
                                           -----------------  ---------------  -------------  -------------
Sales....................................   $       373,765   $     1,960,106  $     238,123  $   3,209,933
                                           -----------------  ---------------  -------------  -------------
                                           -----------------  ---------------  -------------  -------------

6. Unrealized Appreciation and Depreciation of Investments

    Unrealized appreciation and depreciation as of June 30, 1999, based on the cost for Federal income tax purposes is as follows:

                                               AGGRESSIVE       AGGRESSIVE       MID CAP      AGGRESSIVE
                                            SMALL CAP EQUITY      GROWTH         GROWTH        MICRO CAP
                                                PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO
                                            -----------------  -------------  -------------  -------------
Gross Unrealized Appreciation.............   $     9,877,259   $   7,878,680  $   4,549,217  $   1,669,048
Gross Unrealized Depreciation.............          (757,176)     (2,347,360)      (337,194)      (269,172)
                                            -----------------  -------------  -------------  -------------
Net Unrealized Appreciation...............   $     9,120,083   $   5,531,320  $   4,212,023  $   1,399,876
                                            -----------------  -------------  -------------  -------------
                                            -----------------  -------------  -------------  -------------
Cost of Investments for Federal Income Tax
 Purposes.................................   $    29,694,966   $  73,324,084  $  20,799,490  $   4,930,034
                                            -----------------  -------------  -------------  -------------
                                            -----------------  -------------  -------------  -------------

                                                                 LARGE CAP      LARGE CAP    INTERNATIONAL
                                             SMALL CAP VALUE      GROWTH          VALUE         EQUITY
                                                PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO
                                            -----------------  -------------  -------------  -------------
Gross Unrealized Appreciation.............   $       136,572   $   1,371,504  $     140,157  $     201,219
Gross Unrealized Depreciation.............           (62,631)        (95,718)       (22,759)    (1,207,172)
                                            -----------------  -------------  -------------  -------------
Net Unrealized Appreciation
 (Depreciation)...........................   $        73,941   $   1,275,786  $     117,398  $  (1,005,953)
                                            -----------------  -------------  -------------  -------------
                                            -----------------  -------------  -------------  -------------
Cost of Investments for Federal Income Tax
 Purposes.................................   $     1,162,903   $   5,408,018  $     990,347  $   9,837,686
                                            -----------------  -------------  -------------  -------------
                                            -----------------  -------------  -------------  -------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------

7. Net Assets

    At June 30, 1999, net assets consisted of the following:

                                                AGGRESSIVE       AGGRESSIVE       MID CAP      AGGRESSIVE
                                             SMALL CAP EQUITY      GROWTH         GROWTH        MICRO CAP
                                                 PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO
                                             -----------------  -------------  -------------  -------------
Paid-in-Capital............................   $    32,572,728   $  45,894,434  $  18,447,890   $ 4,865,239
Undistributed Net Investment Loss..........          (243,735)       (343,455)       (50,861)      (43,181)
Accumulated Net Realized Gain (Loss) on
 Investment Transactions...................          (508,925)     27,469,879      2,696,745       206,363
Net Unrealized Appreciation of
 Investments...............................         9,120,083       6,054,297      4,273,996     1,399,876
                                             -----------------  -------------  -------------  -------------
NET ASSETS.................................   $    40,940,151   $  79,075,155  $  25,367,770   $ 6,428,297
                                             -----------------  -------------  -------------  -------------
                                             -----------------  -------------  -------------  -------------

                                                                   LARGE CAP     LARGE CAP    INTERNATIONAL
                                                SMALL CAP VALUE      GROWTH        VALUE         EQUITY
                                                   PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               -----------------  ------------  ------------  -------------
Paid-in-Capital..............................    $   1,222,232    $  5,469,405  $    998,765  $   9,664,932
Undistributed Net Investment Income (Loss)...            1,949         (20,445)        4,136         41,120
Accumulated Net Realized Gain (Loss) on
 Investment and Foreign Currency
 Transactions................................          (92,771)        (54,562)       28,693        (24,138)
Net Unrealized Appreciation (Depreciation) of
 Investments and Foreign Currency
 Transactions................................           74,616       1,279,870       118,534     (1,005,953)
                                               -----------------  ------------  ------------  -------------
NET ASSETS...................................    $   1,206,026    $  6,674,268  $  1,150,128  $   8,675,961
                                               -----------------  ------------  ------------  -------------
                                               -----------------  ------------  ------------  -------------

8. Federal Income Tax

    At December 31, 1998, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                            AGGRESSIVE SMALL                       LARGE CAP    AGGRESSIVE
                                               CAP EQUITY       SMALL CAP VALUE     GROWTH       MICRO CAP
EXPIRES DECEMBER 31,                            PORTFOLIO          PORTFOLIO       PORTFOLIO     PORTFOLIO
------------------------------------------  -----------------  -----------------  -----------  -------------
2005......................................               --       $        50             --             --
2006......................................    $   3,656,342            32,827      $  39,186    $   422,402
                                            -----------------         -------     -----------  -------------
                                              $   3,656,342       $    32,877      $  39,186    $   422,402
                                            -----------------         -------     -----------  -------------
                                            -----------------         -------     -----------  -------------

                                        PART C

                                  OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)(1)                  Certificate of Trust of Registrant [initial N-1A filed
                        December 20, 1995] *
(a)(2) Declaration of Trust of Registrant [initial N-1A filed December 20, 1995] *
(b)                     By-Laws of Registrant [initial N-1A filed
                        December 20, 1995] *
(c)                     Not Applicable
(d)(1)                  Investment Management Agreement between the Navellier
                        Aggressive Growth Portfolio and Navellier Management,
                        Inc., dated April 27, 1998 [filed May 26, 1998]*
(d)(2)                  Investment Management Agreement between the
                        Navellier Mid Cap Growth Portfolio and Navellier
                        Management, Inc., dated April 27, 1998 [filed May 26,
                        1998]*
(d)(3)                  Investment Management Agreement between the
                        Navellier Aggressive Micro Cap Portfolio and Navellier
                        Management, Inc., dated April 27, 1998 [filed May 26,
                        1998]*
(d)(4)                  Investment Management Agreement between the Navellier
                        Small Cap Value Portfolio and Navellier Management,
                        Inc. dated April 27, 1998 [filed May 26, 1998]*
(d)(5)                  Investment Management Agreement between the Navellier
                        Large Cap Growth Portfolio and Navellier Management,
                        Inc. dated April 27, 1998 [filed May 26, 1998]*

(d)(6)                  Investment Management Agreement between the Navellier
                        Large Cap Value Portfolio and Navellier Management,
                        Inc. dated April 27, 1998 [filed May 26, 1998]*
(d)(7)                  Investment Management Agreement between the Navellier
                        International Equity Portfolio and Navellier
                        Management, Inc. dated April 27, 1998 [filed May 26,

                        1998]*
(d)(8) (Exhibit A)      Sub-advisory Agreement between Navellier Management,
                        Inc. and Global Value Investors, Inc. [Post-Effective
                        Amendment No. 8 filed December 9, 1997] *
(d)(9)                  Investment Management Agreement between Navellier
                        Management, Inc. and The Navellier Aggressive Small
                        Cap Equity Portfolio dated dated April 27, 1998 [filed
                        May 26, 1998]*
(e)(1)                  Distribution Agreement dated October 17, 1995 [initial
                        N-1A filed December 20, 1995] *
(e)(2)                  Selected Dealer Agreement (specimen) [initial N-1A
                        filed December 20, 1995] *
(f)                     Not Applicable
(g)                     Administrative Services, Custodian, Transfer Agreement
                        with Rushmore Trust & Savings, FSB  [initial N-1A filed
                        December 20, 1995] *
(h)(1)                  Navellier Administrative Services Agreement [initial
                        N-1A filed December 20, 1995] *
(h)(2)                  Trustee Indemnification Agreements [initial N-1A filed
                        December 20,1995] *
(i)                     Consent of Counsel (filed herewith)
(j)                     Consent of Independent Auditors (filed herewith)
(k)(1)                  Financial Statement (The financial statement for the
                        year ended 12/31/98 is not contained in this N-1A
                        filing, but is incorporated by reference to the form
                        N-SAR filing dated 3/2/99. The financial statement
                        contained in the form N-SAR filing is identical to the
                        financial statement contained in this N-1A filing.)*
(k)(2)                  Financial Statement (The financial statement for the
                        period 1/1/99 through 6/30/99 is not contained in this
                        N-1A filing, but is incorporated by reference to the
                        form N-SAR filing dated 8/30/99. The financial statement
                        contained in the N-SAR filing is identical to the
                        financial statement contained in this N-1A filing.)*
(l)(1)                  Subscription Agreement between The Navellier
                        Performance Funds and Louis Navellier, dated October
                        17, 1995 [initial N-1A filed December 20, 1995] *
(l)(2)                  Investment Advisor Operating Expense Reimbursement
                        Agreement [initial N-1A filed December 20, 1995] *
(m)(1)                  12b-1 Distribution Plan for the Navellier Aggressive
                        Growth Portfolio [initial N-1A filed
                        December 20, 1995] *
(m)(2)                  12b-1 Distribution Plan for the Navellier Mid Cap
                        Growth Portfolio dated October 30, 1996 [Post-Effective
                        Amendment No. 4 filed November 26, 1996]*
(m)(3)                  12b-1 Distribution Plan for the Navellier Small Cap
                        Value Portfolio [Post-Effective Amendment No. 7 filed
                        November 14, 1997]*
(m)(4)                  12b-1 Distribution Plan for the Navellier Large Cap
                        Growth Portfolio [Post-Effective Amendment No. 7 filed
                        November 14, 1997]*
(m)(5)                  12b-1 Distribution Plan for the Navellier Large Cap
                        Value Portfolio [Post-Effective Amendment No. 7 filed
                        November 14, 1997]*

(m)(6)                  12b-1 Distribution Plan for the Navellier International
                        Equity Portfolio [Post-Effective Amendment No. 7 filed
                        November 14, 1997]*
(m)(7)                  12b-1 Distribution Plan for the Navellier Aggressive
                        Small Cap Equity Portfolio dated March 30, 1998 filed
                        March 31, 1998 via EDGAR incorporated by reference *
(m)(8)                  12b-1 Distribution Plan for the Navellier Aggressive
                        Micro Cap Portfolio dated April 27, 1998 [filed May 26,
                        1998]*
(n) Financial Data Schedule (The financial data schedules are not contained in this N-1A filing, but are incorporated by reference to the form N-SAR filing dated
                        2/27/99. The financial data schedules contained in the form N-SAR filing are identical to the financial statements contained in this N-1A filing.) *
(o)                     Rule 18f-3 Plan (filed herewith)
(p)(1)                  Code of Ethics for The Navellier Performance Funds
                        (filed herewith)
(p)(2) Code of Ethics for Navellier Management, Inc. (filed herewith)
(p)(3) Code of Ethics for Navellier Securities Corp. (filed herewith)

    * Denotes the document is incorporated herein by reference.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

         (a) As is described in the Statement of Additional Information ("Control Persons and Principal Holders of Securities") the Fund was initially but no longer is controlled by Louis Navellier, the sole stockholder, officer, and director of the Investment Advisor, who also serves as Trustee and in various officer positions with the Fund (as described more fully under "The Investment Advisor, Distributor, Custodian and Transfer Agent" in the Statement of Additional Information).

         (b) The Distributor Navellier Securities Corp. (incorporated under the laws of the State of Delaware) is wholly-owned by Louis G. Navellier, who is also a stockholder, director, and officer of the Investment Advisor and a Trustee and officer of the Fund.

ITEM 25.  INDEMNIFICATION

    The Fund shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers, or trustees of another organization in which it has any interest, as a shareholder, creditor, or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit, or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a Trustee, officer, employee, or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such person did not engage in bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct by written opinion from independent legal counsel approved by a majority of a quorum of trustees who are neither interested persons nor parties to the proceedings. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right of indemnity or reimbursement granted herein or to which he may otherwise be entitled except out of the Fund Property. A majority of a quorum of disinterested non-party Trustees may make advance payments in connection with indemnification under this section, provided that the indemnified person shall have given a written undertaking adequately secured to reimburse the Fund in the event it is subsequently determined that he is not entitled to such indemnification, or a majority of a quorum of disinterested non-party Trustees or independent counsel determine, after a review of readily available facts, that the person seeking indemnification will probably be found to be entitled to indemnification.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to the Trustees, officers, and controlling persons of the Fund pursuant to the provisions described under this Item 27, or otherwise, the Fund has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer, or controlling person of the Fund in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    The Fund may purchase and maintain insurance on behalf of an officer, Trustee, employee, or agent protecting such person, to the full extent permitted by applicable law, from liability incurred by such person as officer, Trustee, employee, or agent of the Fund or arising from his activities in such capacity.

    Section 9 of the Distribution Agreement between the Fund and Navellier Securities Corp., provides for indemnification of the parties thereto under certain circumstances.

    Section 4 of the Advisory Agreement between the various portfolios of the Fund and the Investment Advisor provides for indemnification of the parties thereto under certain circumstances.

ITEM 26.  BUSINESS AND OTHER CONNECTION OF THE INVESTMENT ADVISER

    Set forth below is a description of any other business, profession, vocation, or employment of a substantial nature in which each investment adviser of the Fund and each director, officer, or partner of any such investment adviser, is or has been at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee:

Name and Principal            Positions Held with Registrant                  Principal Occupations During Past
Business Address              and Its Affiliates                              Two Years
------------------            ------------------------------                  ---------------------------------
Louis Navellier One East      Trustee and President of The Navellier           Mr. Navellier is and has been the CEO and President
Liberty Third Floor           Performance Funds, one of Portfolio Managers     of Navellier & Associates Inc., an investment
Reno, NV 89501                of the Aggressive Growth Portfolio, the          management company since 1988; is and has been CEO
                              Mid Cap Growth Portfolio and the Aggressive      and President of Navellier Management, Inc.; one of
                              Micro Cap Portfolio.  Mr. Navellier              the Portfolio Managers for the Investment Advisor
                              is also the CEO, President, Treasurer, and       to this Fund and was one of Portfolio Managers to
                              Secretary of Navellier Management, Inc., a       The Navellier Series Fund; President and CEO of
                              Delaware Corporation which is the Investment     Navellier Securities Corp., the principal
                              Advisor to the Fund.  Mr. Navellier is also      Underwriter to this Fund and The Navellier Series
                              CEO, President, Secretary, and Treasurer of      Fund; CEO and President of Navellier Fund
                              Navellier & Associates Inc., Navellier           Management, Inc. and investment advisory company,
                              Publications, Inc., MPT Review Inc., and         since November 30, 1995; and has been publisher and
                              Navellier International Management, Inc.;        editor of MPT Review from August 1987 to the
                              Trustee and President of The American Tiger      present, and was publisher and editor of the
                              Funds                                             predecessor investment advisory newsletter OTC
                                                                               Insight, which he began in 1980 and wrote through
                                                                               July 1987.

ITEM 27.  PRINCIPAL UNDERWRITERS

    (a) The Distributor does not currently act as principal underwriter, depositor, or investment adviser for any investment company other than the Fund and The Navellier Series Fund.

    (b) The following information is provided, as of the date hereof, with respect to each director, officer, or partner of each principal underwriter named in response to Item 21:

Name and Principal      Position and Offices          Positions and Offices
Business Address        with Underwriter              with Registrant
------------------      --------------------          ---------------------
Louis Navellier         CEO, President, Director,     Trustee, President and
One East Liberty,       Treasurer and Secretary       CEO
Third Floor
Reno, NV 89501

    (c) As of the date hereof, no principal underwriter who is not an affiliated person of the Fund has received any commissions or other compensation during the Fund's last fiscal year.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

    All accounts, records, and other documents required to be maintained under
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the office of The Navellier Performance Funds located at One East Liberty, Third Floor, Reno, Nevada 89501, and the offices of the Fund's Custodian and Transfer agent at 4922 Fairmont Avenue, Bethesda, MD 20814.

ITEM 29.  MANAGEMENT SERVICES

    Other than as set forth in Part A and Part B of this Registration Statement, the Fund is not a party to any management-related service contract.

ITEM 30.  UNDERTAKINGS

    The Fund hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without change.

    The Fund hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 14 to Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Reno, and State of Nevada on the 27th day of December, 1999.


                             THE NAVELLIER PERFORMANCE FUNDS


                             By: /s/ Louis Navellier
                                ---------------------
                                Louis Navellier
                                President and Trustee



    The Navellier Performance Funds, and each person whose signature appears below hereby constitutes and appoints Louis Navellier as such person's true and lawful attorney-in-fact, with full power to sign for such person and in such person's name, in the capacities indicated below, any and all amendments to this Registration Statement, hereby ratifying and confirming such person's signature as it may be signed by said attorney-in-fact to any and all amendments to said Registration Statement.

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons or their attorneys-in-fact pursuant to authorization given on October 17, 1995, in the capacities and on the date indicated:

/s/ Louis Navellier
------------------------     Trustee and President
Louis Navellier(1)           (Principal Executive          December 27, 1999
                             Officer), Treasurer
/s/ Joel Rossman
------------------------     Trustee
Joel Rossman                                               December 27, 1999

/s/ Barry Sander
------------------------     Trustee
Barry Sander                                               December 27, 1999

/s/ Arnold Langsen
------------------------     Trustee
Arnold Langsen(2)                                          December 27, 1999

/s/ Jacques Delacroix
------------------------     Trustee and Secretary
Jacques Delacroix                                          December 27, 1999


1   These persons are interested persons affiliated with the Investment
Advisor.

2   This person, although technically not an interested person affiliated with the Investment Adviser, does provide consulting services to Navellier & Associates Inc., a company owned by Louis Navellier.